AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 16, 2000

                                                               File No. 33-50718
                                                               File No. 811-7102


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                       POST-EFFECTIVE AMENDMENT NO. 26    /X/
                                       AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                              AMENDMENT NO. 28            /X/

                                 THE ARBOR FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 2 OLIVER STREET
                           BOSTON, MASSACHUSETTS 02109
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (800) 932-7781

                                  MARK E. NAGLE
                               C/O SEI CORPORATION
                            OAKS, PENNSYLVANIA 19456
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   Copies to:
                            RICHARD W. GRANT, ESQUIRE
                           MORGAN, LEWIS & BOCKIUS LLP
                               1701 MARKET STREET
                        PHILADELPHIA, PENNSYLVANIA 19103
--------------------------------------------------------------------------------
It is proposed that this filing become effective (check appropriate box)

                  / / immediately upon filing pursuant to paragraph (b) / / on [date] pursuant to paragraph (b)
                  / / 60 days after filing pursuant to paragraph (a) /X/ 75 days after filing pursuant to paragraph (a)
                  / / on [date] pursuant to paragraph (a) of Rule 485.

                          HANCOCK BANK FAMILY OF FUNDS

                                   PROSPECTUS

                                  MAY 31, 2000

                      TREASURY SECURITIES MONEY MARKET FUND
                          TAX EXEMPT MONEY MARKET FUND

                                 THE ARBOR FUND

                               TRUST CLASS SHARES

                                   ADVISED BY

                  HANCOCK BANK TRUST & FINANCIAL SERVICES GROUP

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE INFORMATION IN THE PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES
 AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY
                STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                              ABOUT THIS PROSPECTUS

The Hancock Bank Family of Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Trust Class Shares of the Treasury Securities Money Market Fund and the Tax Exempt Money Market Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                                     PAGE
     TREASURY SECURITIES MONEY MARKET FUND...........................XXX
     TAX EXEMPT MONEY MARKET FUND....................................XXX
     MORE INFORMATION ABOUT RISK.....................................XXX
     MORE INFORMATION ABOUT FUND INVESTMENTS.........................XXX
     INVESTMENT ADVISER AND SUB-ADVISER..............................XXX
     PORTFOLIO MANAGER...............................................XXX
     PURCHASING AND SELLING FUND SHARES..............................XXX
     DIVIDENDS AND DISTRIBUTIONS.....................................XXX
     TAXES...........................................................XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
         HANCOCK BANK FAMILY OF FUNDS................................Back Cover

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

TREASURY SECURITIES MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                Preserve principal value and maintain a high degree
                               of liquidity while providing current income

INVESTMENT FOCUS               Money market instruments issued by the U.S. Treasury

SHARE PRICE VOLATILITY         As a money market fund, the Fund seeks to maintain
                               a stable share price of $1.00

PRINCIPAL INVESTMENT STRATEGY  Invest exclusively in short-term obligations of the
                               U.S. Treasury and repurchase agreements involving such obligations

INVESTOR PROFILE               Conservative investors who want to receive current
                               income through a liquid investment

INVESTMENT STRATEGY OF THE TREASURY SECURITIES MONEY MARKET FUND

The Fund invests exclusively in short-term money market instruments issued by the U.S. Treasury and backed by its full faith and credit, and repurchase agreements involving such obligations. The Fund will maintain an average dollar weighted maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days or less. The Adviser actively manages the maturity of the Fund based on current market interest rates and its outlook on the various economic factors which influence the market for short-term fixed income instruments and future interest rate predictions.

PRINCIPAL RISKS OF INVESTING IN THE TREASURY SECURITIES MONEY MARKET FUND

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

PERFORMANCE INFORMATION

The Fund is new and therefore did not have performance information at the time this prospectus was printed.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                                        TRUST CLASS SHARES
--------------------------------------------------------------------------
Investment Advisory Fees                                    0.40%
Distribution and Service (12b-1) Fees                       None
Other Expenses                                              X.XX%
                                                            -----
Total Annual Fund Operating Expenses                        X.XX%*
Fee Waivers and Expense Reimbursement                       X.XX%
Net Expenses                                                0.58%

--------------------------------------------------------------------------------
* The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding the Net Expenses shown above for a period of one year from the date of this prospectus.

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 YEAR                3 YEARS
         $XXX                   $XXX

TAX EXEMPT MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                  Preserve principal value and maintain a high degree
                                 of liquidity while providing current income exempt
                                 from federal income tax

INVESTMENT FOCUS                 U.S. municipal money market securities

SHARE PRICE VOLATILITY           As a money market fund, the Fund seeks to maintain
                                 a stable share price of $1.00

PRINCIPAL INVESTMENT STRATEGY    Investing in high quality short-term U.S. municipal
                                 securities that pay interest exempt from federal
                                 income tax

INVESTOR PROFILE                 Conservative taxable investors who want to receive
                                 current income through a liquid investment exempt
                                 from federal income tax

INVESTMENT STRATEGY OF THE TAX EXEMPT MONEY MARKET FUND

The Fund invests substantially all of its assets (at least 80%) in a broad range of high quality short-term municipal money market securities that pay interest exempt from federal income tax. The issuer of these securities may be state and local governments and agencies located in any of the fifty states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Fund's portfolio will be well diversified among these issuers and will be comprised only of short-term securities that are rated in one of two highest short-term credit rating categories, or unrated securities determined by the Adviser to be of comparable quality. The Fund intends to invest as much of its assets as possible in securities that are not subject to federal income taxes, including the alternative minimum tax, but it can purchase a limited amount of taxable securities. The Fund will maintain an average dollar-weighted portfolio maturity of 90 days or less, and will only buy securities that have a remaining maturity of 397 days or less.

The Adviser has engaged Weiss, Peck & Greer, L.L.C. as sub-adviser (Sub-Adviser) to manage the Fund on a day-to-day basis. The Sub-Adviser's investment selection process seeks to add value through a strategy that takes advantage of the inefficient nature of the municipal securities market rather than attempting to predict interest rate movements. Securities are chosen based on the issuer's financial condition, the financial condition of any person or company which guarantees the credit of the issuer, liquidity and competitive yield. The Fund attempts to avoid purchasing or holding securities that are subject to a decline in credit quality of the issue through careful credit screening, as well as ongoing monitoring of each issuer and any person or company providing credit support.

PRINCIPAL RISKS OF INVESTING IN THE TAX EXEMPT MONEY MARKET FUND

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

PERFORMANCE INFORMATION

The Fund is new and therefore did not have performance information at the time this prospectus was printed.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                               TRUST CLASS SHARES
-----------------------------------------------------------------
Investment Advisory Fees                             0.50%
Distribution and Service (12b-1) Fees               None
Other Expenses                                       X.XX%
                                                     -----
Total Annual Fund Operating Expenses                 X.XX%*
Fee Waivers and Expense Reimbursements               X.XX%
Net Expenses                                         0.65%

--------------------------------------------------------------------------------
* The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding the Net Expenses shown above for a period of one year from the date of this prospectus.

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 YEAR                3 YEARS
         $XXX                   $XXX

MORE INFORMATION ABOUT RISK

FIXED INCOME RISK -- The market value of fixed income investments    Treasury Securities Money Market Fund
change in response to interest rate changes and other factors.       Tax Exempt Money Market Fund
During periods of falling interest rates, the values of
outstanding fixed income securities generally rise.  Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.  In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:


         CREDIT RISK -- The possibility that an issuer will be       Tax Exempt Money Market Fund
         unable to make timely payments of either principal or
         interest.


         MUNICIPAL ISSUER RISK -- There may be economic or           Tax Exempt Money Market Fund
         political changes that impact the ability of municipal
         issuers to repay principal and to make interest payments
         on municipal securities.  Changes to the financial
         condition or credit rating of municipal issuers may also
         adversely affect the value of the Fund's municipal
         securities.  Constitutional or legislative limits on
         borrowing by municipal issuers may result in reduced
         supplies of municipal securities.  Moreover, certain
         municipal securities are backed only by a municipal
         issuer's ability to levy and collect taxes.

MORE INFORMATION ABOUT FUND INVESTMENTS

In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or money market instruments that would not ordinarily be consistent with a Fund's objectives. A Fund will do so only if the Adviser or Sub-Adviser believes that the risk of loss outweighs the opportunity for higher income. Of course, we cannot guarantee that any Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISER

The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program.

In addition, the Investment Adviser oversees the Sub-Adviser to ensure compliance with the Tax Exempt Money Market Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Adviser pays the Sub-Adviser out of the Investment Advisory fees it receives (described below).

The Board of Trustees of the Hancock Bank Family of Funds supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Hancock Bank Trust & Financial Services Group ("Hancock Bank"), serves as the Adviser to the Funds. Hancock Bank is headquartered in Gulfport, Mississippi and has provided banking, trust and financial services to individuals and businesses since 1899. As of January 31, 2000, Hancock Bank had approximately $2.5 billion in assets. The Adviser is entitled to receive 0.40% of the Treasury Securities Money Market Fund's and 0.50% of the Tax Exempt Money Market Fund's average daily net assets for its investment advisory services, but may receive less due to its waivers.

Weiss, Peck & Greer, L.L.C. (WPG), One New York Plaza, New York, NY 10004, serves as the Sub-Adviser and manages the Tax Exempt Money Market Fund on a day-to-day basis. WPG was founded in 1970, and engages in investment management, venture capital management and management buyouts. Since its founding, WPG has been active in managing portfolios of tax exempt securities. WPG selects, buys and sells securities for the Fund under the supervision of the Adviser and the Board of Trustees.

WPG is entitled to a fee which is paid by the Adviser and which is calculated daily and paid monthly, at an annual rate of: .085% on the first $50 million of the Fund's average daily net assets; .075% on the next $100 million of the Fund's average daily net assets; .05% on the next $350 million of the Fund's average daily net assets; .04% on the next $500 million of the Fund's average daily net assets; and .03% of the Fund's average daily net assets over $1 billion. This fee will be computed daily and paid to the Sub-Adviser monthly.

ADDITIONAL COMPENSATION

Hancock Bank and its affiliates may act as fiduciary or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the Funds. In addition to the compensation payable directly by such accounts for fiduciary and non-fiduciary services, Hancock Bank receives compensation for acting as the Funds' investment adviser and Hancock Bank and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. Hancock Bank serves as custodian to the Funds, and for such services is paid an annual fee payable from the Funds' assets of .03% of each Fund's average daily net assets.

TRANSFER AGENCY SERVICES. Hancock Bank provides transfer agency services to the Funds. For providing these services, Hancock Bank is paid an annual fee payable from the Funds' assets of $5,000 per class of each Fund.

PORTFOLIO MANAGER

Gerald Dugal serves as Director of Fixed Income and Trading for Hancock Bank and is responsible for managing the Treasury Securities Money Market Fund and the Tax Exempt Money Market Fund and is also responsible for the management of the Strategic Income Bond Fund. He has more than 14 years of investment experience. Prior to joining Hancock Bank in 1998, Mr. Dugal served in a similar capacity for First Commerce Corporation.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Trust Class Shares of the Funds.

Trust Class Shares are primarily for financial institutions investing for their own or their customers' accounts.

HOW TO PURCHASE FUND SHARES

You may buy shares through accounts with investment professionals and financial institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your investment professional or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange, Hancock Bank and the Federal Reserve are open for business (a Business Day).

A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase order.

The Funds calculate their NAV once each Business Day at 12:00 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, a Fund generally must receive your order before 12:00 p.m., Eastern time and federal funds (readily available funds) before 12:00 p.m., Eastern time.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, each Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES

Trust Class Shares are for trust institutional investors.

HOW TO SELL YOUR FUND SHARES

If you own your shares through an account with an investment professional or other institution, contact that investment professional or institution to sell your shares. Your investment professional or institution may charge a fee for its services, in addition to the fees charged by the Fund.

The sale price of each share will be the next NAV determined after the Fund receives your request.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven Business Days after we receive your request. Your proceeds can be wired to your bank account (subject to a wire fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

We will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in our Statement of Additional Information.

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares dividends daily and distributes its income monthly. Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify your investment professional or institution in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send your investment professional or institution written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.

The Tax Exempt Money Market Fund intends to distribute federally tax-exempt income. The Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                          HANCOCK BANK FAMILY OF FUNDS

INVESTMENT ADVISER

Hancock Bank Trust & Financial Services Group
One Hancock Plaza
P.O. Box 4019
Gulfport, Mississippi 39502

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about each Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 31, 2000, includes detailed information about the Hancock Bank Family of Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Funds' managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  Call 1-800-522-6542, EXT. 4400

BY MAIL:  Write to us
Hancock Bank Trust & Financial Services Group
One Hancock Plaza
P.O. Box 4019
Gulfport, Mississippi 39502

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about The Arbor Fund, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov. The Arbor Fund's Investment Company Act registration number is 811-7102.

                          HANCOCK BANK FAMILY OF FUNDS

                                   PROSPECTUS

                                  MAY 31, 2000

                      TREASURY SECURITIES MONEY MARKET FUND
                          TAX EXEMPT MONEY MARKET FUND

                                 THE ARBOR FUND

                                 CLASS A SHARES

                                   ADVISED BY
                  HANCOCK BANK TRUST & FINANCIAL SERVICES GROUP

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE INFORMATION IN THE PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                              ABOUT THIS PROSPECTUS

The Hancock Bank Family of Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Class A Shares of the Treasury Securities Money Market Fund and Tax Exempt Money Market Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                                             PAGE
     TREASURY SECURITIES MONEY MARKET FUND...................................XXX
     TAX EXEMPT MONEY MARKET FUND............................................XXX
     MORE INFORMATION ABOUT RISK.............................................XXX
     MORE INFORMATION ABOUT FUND INVESTMENTS.................................XXX
     INVESTMENT ADVISER AND SUB-ADVISER......................................XXX
     PORTFOLIO MANAGER.......................................................XXX
     PURCHASING AND SELLING FUND SHARES......................................XXX
     DISTRIBUTION OF FUND SHARES.............................................XXX
     DIVIDENDS AND DISTRIBUTIONS.............................................XXX
     TAXES...................................................................XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
         HANCOCK BANK FAMILY OF FUNDS........................................Back Cover

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

TREASURY SECURITIES MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                          Preserve principal value and maintain a
                                         high degree of liquidity while
                                         providing current income

INVESTMENT FOCUS                         Money market instruments issued by the
                                         U.S. Treasury

SHARE PRICE VOLATILITY                   As a money market fund, the Fund seeks
                                         to maintain a stable share price of
                                         $1.00

PRINCIPAL INVESTMENT STRATEGY            Invest exclusively in short-term
                                         obligations of the U.S. Treasury and
                                         repurchase agreements involving such
                                         obligations

INVESTOR PROFILE                         Conservative investors who want to
                                         receive current income through a liquid
                                         investment

INVESTMENT STRATEGY OF THE TREASURY SECURITIES MONEY MARKET FUND

The Fund invests exclusively in short-term money market instruments issued by the U.S. Treasury and backed by its full faith and credit, and repurchase agreements involving such obligations. The Fund will maintain an average dollar weighted maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days or less. The Adviser actively manages the maturity of the Fund based on current market interest rates and its outlook on the various economic factors which influence the market for short-term fixed income instruments and future interest rate predictions.

PRINCIPAL RISKS OF INVESTING IN THE TREASURY SECURITIES MONEY MARKET FUND

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

PERFORMANCE INFORMATION

The Fund is new and therefore did not have performance information at the time this prospectus was printed.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                         CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                  0.40%
Distribution and Service (12b-1) Fees                     0.25%
Other Expenses                                            X.XX%
Total Annual Fund Operating Expenses                      X.XX%*
Fee Waivers and Expenses Reimbursements                   X.XX%
Net Expenses                                              1.08%
--------------------------------------------------------------------------------

* The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding the Net Expenses shown above for a period of one year from the date of this prospectus.

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 YEAR                3 YEARS
       $XXX                  $XXX

TAX EXEMPT MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                          Preserve principal value and
                                         maintain a high degree of liquidity
                                         while providing current income exempt
                                         from federal income tax

INVESTMENT FOCUS                         U.S. municipal money market securities

SHARE PRICE VOLATILITY                   As a money market fund, the Fund seeks
                                         to maintain a stable share price of
                                         $1.00

PRINCIPAL INVESTMENT STRATEGY            Investing in high quality short-term
                                         U.S. municipal securities that pay
                                         interest exempt from federal income tax

INVESTOR PROFILE                         Conservative taxable investors who want
                                         to receive current income through  a
                                         liquid investment exempt from federal
                                         income tax

INVESTMENT STRATEGY OF THE TAX EXEMPT MONEY MARKET FUND

The Fund invests substantially all of its assets (at least 80%) in a broad range of high quality short-term municipal money market securities that pay interest exempt from federal income tax. The issuers of these securities may be state and local governments and agencies located in any of the fifty states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Fund's portfolio will be well diversified among these issuers and will be comprised only of short-term securities that are rated in one of the two highest credit rating categories, or unrated securities determined by the Adviser to be of comparable quality. The Fund intends to invest as much of its assets as possible in securities that are not subject to federal taxes, including the alternative minimum tax, but it can purchase a limited amount of taxable securities. The Fund will maintain an average dollar-weighted portfolio maturity of 90 days or less, and will only buy securities that have a remaining maturity of 397 days or less.

The Adviser has engaged Weiss, Peck & Greer, L.L.C. as sub-adviser (Sub-Adviser) to manage the Fund on a day-to-day basis. The Sub-Adviser's investment selection process seeks to add value through a strategy that takes advantage of the inefficient nature of the municipal securities market rather than attempting to predict interest rate movements. Securities are chosen based on the issuer's financial condition, the financial condition of any person or company which guarantees the credit of the issuer, liquidity and competitive yield. The Fund attempts to avoid purchasing or holding securities that are subject to a decline in credit quality of the issue through careful credit screening, as well as ongoing monitoring of each issuer and any person or company providing credit support.

PRINCIPAL RISKS OF INVESTING IN THE TAX EXEMPT MONEY MARKET FUND

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

PERFORMANCE INFORMATION

The Fund is new and therefore did not have performance information at the time this prospectus was printed.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                 CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                             0.50%
Distribution and Service (12b-1) Fees                                None
Other Expenses                                                       X.XX%
Total Annual Fund Operating Expenses                                 X.XX%*
Fee Waivers and Expense Reimbursements                               X.XX%
Net Expenses                                                         0.90%
--------------------------------------------------------------------------------

* The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding the Net Expenses for a period of one year from the date of this prospectus.

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 YEAR                3 YEARS
       $XXX                  $XXX

MORE INFORMATION ABOUT RISK

FIXED INCOME RISK -- The market value of       Treasury Securities Money Market
fixed income investments change in             Fund Tax Exempt Money Market Fund
response to interest rate changes and
other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise.
Moreover, while securities with longer
maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:


    CREDIT RISK -- The possibility that an      Tax Exempt Money Market Fund
    issuer will be unable to make timely
    payments of either principal or interest.

    MUNICIPAL ISSUER RISK-- There may be        Tax Exempt Money Market Fund
    economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Fund's municipal securities.
    Constitutional or legislative limits on
    borrowing by municipal issuers may result in reduced supplies of municipal securities.
    Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

MORE INFORMATION ABOUT FUND INVESTMENTS

In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or money market instruments that would not ordinarily be consistent with a Fund's objectives. A Fund will do so only if the Adviser or Sub-Adviser believes that the risk of loss outweighs the opportunity for higher income. Of course, we cannot guarantee that any Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISER

The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program.

In addition, the Investment Adviser oversees the Sub-Adviser to ensure compliance with the Tax Exempt Money Market Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Adviser pays the Sub-Adviser out of the Investment Advisory fees it receives (described below).

The Board of Trustees of the Hancock Bank Family of Funds supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Hancock Bank Trust & Financial Services Group ("Hancock Bank"), serves as the Adviser to the Funds. Hancock Bank is headquartered in Gulfport, Mississippi and has provided banking, trust and financial services to individuals and businesses since 1899. As of January 31, 2000, Hancock Bank had approximately $2.5 billion in assets. The Adviser is entitled to receive 0.40% of the Treasury Securities Money Market Fund's and 0.50% of the Tax Exempt Money Market Fund's average daily net assets for its investment advisory services, but may receive less due to its waivers.

Weiss, Peck & Greer, L.L.C. (WPG), One New York Plaza, New York, NY 10004, serves as the Sub-Adviser and manages the Tax Exempt Money Market Fund on a day-to-day basis. WPG was founded in 1970, and engages in investment management, venture capital management and management buyouts. Since its founding, WPG has been active in managing portfolios of tax exempt securities. WPG selects, buys and sells securities for the Fund under the supervision of the Adviser and the Board of Trustees.

WPG is entitled to a fee which is paid by the Adviser and which is calculated daily and paid monthly, at an annual rate of: .085% on the first $50 million of the Fund's average daily net assets; .075% on the next $100 million of the Fund's average daily net assets; .05% on the next $350 million of the Fund's average daily net assets; .04% on the next $500 million of the Fund's average daily net assets; and .03% of the Fund's average daily net assets over $1 billion. This fee will be computed daily and paid to the Sub-Adviser monthly.

ADDITIONAL COMPENSATION

Hancock Bank and its affiliates may act as fiduciary or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the Funds. In addition to the compensation payable directly by such accounts for fiduciary and non-fiduciary services, Hancock Bank receives compensation for acting as the Funds' investment adviser and Hancock Bank and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. Hancock Bank serves as custodian to the Funds, and for such services is paid an annual fee payable from the Funds' assets of .03% of each Fund's average daily net assets.

DISTRIBUTION AND SERVICING FEES. As described above, to the extent that Class A Shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including Hancock Investment Services, Inc. (H.I.S., Inc.), those entities may receive the distribution and servicing fees, payable from the Funds' assets, applicable to that class of shares.

H.I.S., Inc., member NASD and SIPC, is a wholly owned brokerage subsidiary of Hancock Bank.

TRANSFER AGENCY SERVICES. Hancock Bank provides transfer agency services to the Funds. For providing these services, Hancock Bank is paid an annual fee payable from the Funds' assets of $5,000 per class of each Fund.

SHAREHOLDER SERVICING FEES. To the extent that Class A Shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including Hancock Investment Services, Inc., those entities may receive shareholding servicing fees, payable from the Funds' assets, of up to .25% of each Fund's average daily net assets.

PORTFOLIO MANAGER

Gerald Dugal serves as Director of Fixed Income and Trading for Hancock Bank and is responsible for managing the Treasury Securities Money Market Fund and the Tax Exempt Money Market Fund and is also responsible for the management of the Strategic Income Bond Fund. He has more than 14 years of investment experience. Prior to joining Hancock Bank in 1998, Mr. Dugal served in a similar capacity for First Commerce Corporation.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Class A Shares of the Funds.

HOW TO PURCHASE FUND SHARES

You may buy shares through accounts with investment professionals and financial institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your investment professional or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange, Hancock Bank and the Federal Reserve are open for business (a Business Day).

A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase order.

The Funds calculate their NAV once each Business Day at 12:00 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, a Fund generally must receive your order and federal funds (readily available funds) before 12:00 p.m., Eastern time.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, each Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES

To purchase Class A Shares for the first time, you must invest in any Fund at least $1,000.

Your subsequent investments in any Fund must be made in amounts of at least $50.

A Fund may accept investments of smaller amounts at its discretion.

HOW TO SELL YOUR FUND SHARES

If you own your shares through an account with an investment professional or other institution, contact that investment professional or institution to sell your shares. Your investment professional or institution may charge a fee for its services, in addition to the fees charged by the Fund.

The sale price of each share will be the next NAV determined after the Fund receives your request.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within one Business Day after we receive your request. Your proceeds will be wired to your bank account. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the minimum level required by your cash management agreement, you may be required to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in our Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange shares on any Business Day through your financial institution by mail or telephone. Exchange requests must be for an amount of at least $1,000.

You may exchange Class A Shares of any Hancock Bank Fund for Class A Shares of any other Hancock Bank Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange shares into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange.

You may exchange your shares up to 10 times during a calendar year. To avoid excessive short-term trading or market timing activity, which can negatively impact other shareholders, you may be charged a fee for each additional exchange should you exchange your shares more than 10 times during a year. You will be notified before any fee is charged.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 30 days' notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES

Each Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution fees, as a percentage of average daily net assets are as follows:

Treasury Securities Money Market Fund           0.25%
Tax Exempt Money Market Fund                    None

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares dividends daily and distributes its income monthly. Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

Class A shareholders automatically receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.

The Tax Exempt Money Market Fund intends to distribute federally tax-exempt income. The Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                          HANCOCK BANK FAMILY OF FUNDS

INVESTMENT ADVISER

Hancock Bank Trust & Financial Services Group
One Hancock Plaza
P.O. Box 4019
Gulfport, Mississippi 39502

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about each Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 31, 2000, includes detailed information about the Hancock Bank Family of Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Funds' managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  Call 1-800-738-2625, EXT. 7200

BY MAIL:  Write to us
Hancock Trust Operations/Transfer Agent
301 Main Street
Baton Rouge, LA 70816

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about The Arbor Fund, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov. The Arbor Fund's Investment Company Act registration number is 811-7102.

                          HANCOCK BANK FAMILY OF FUNDS

                                   PROSPECTUS
                                  MAY 31, 2000

                           STRATEGIC INCOME BOND FUND
                             GROWTH AND INCOME FUND

                                 THE ARBOR FUND

                     TRUST CLASS, CLASS A AND CLASS C SHARES

                                   ADVISED BY
                  HANCOCK BANK TRUST & FINANCIAL SERVICES GROUP

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
                     TO THE CONTRARY IS A CRIMINAL OFFENSE.

  THE INFORMATION IN THE PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY
   NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                              ABOUT THIS PROSPECTUS

The Hancock Bank Family of Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Trust Class, Class A and Class C Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

Trust Class, Class A and Class C Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

 THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                                      PAGE
     STRATEGIC INCOME BOND FUND.......................................XXX
     GROWTH AND INCOME FUND...........................................XXX
     MORE INFORMATION ABOUT RISK......................................XXX
     MORE INFORMATION ABOUT FUND INVESTMENTS..........................XXX
     INVESTMENT ADVISER AND PORTFOLIO MANAGERS........................XXX
     PURCHASING, SELLING AND EXCHANGING FUND SHARES...................XXX
     DISTRIBUTION OF FUND SHARES......................................XXX
     DIVIDENDS AND DISTRIBUTIONS......................................XXX
     TAXES............................................................XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
         HANCOCK BANK FAMILY OF FUNDS.................................Back Cover

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

STRATEGIC INCOME BOND FUND

FUND SUMMARY

INVESTMENT GOAL                             Total return through current income and capital
                                            appreciation, consistent with the preservation of
                                            capital

INVESTMENT FOCUS                            Fixed income securities issued by the U.S.
                                            Treasury, U.S. government agencies and U.S.
                                            corporations

SHARE PRICE VOLATILITY                      Low

PRINCIPAL INVESTMENT STRATEGY               Investing in a mix of U.S. Treasury securities,
                                            U.S. government agency securities and investment
                                            grade corporate debt to attempt to maximize return
                                            while limiting risk
INVESTOR PROFILE
                                            Conservative investors who want current income,
                                            low risk to principal, and a total return
                                            commensurate with fixed income investing


INVESTMENT STRATEGY OF THE STRATEGIC INCOME BOND FUND

The Fund primarily invests (at least 65% of its assets) in fixed income obligations (i) issued by the U.S. Treasury; (ii) issued by U.S. government agencies; (iii) in mortgage-backed securities and (iv) investment grade U.S. corporate debt. In selecting investments for the Portfolio, the Adviser analyzes current market conditions and anticipated changes in bond prices to attempt to invest more of the Fund's assets in the type of security the Adviser expects to offer the best balance between income and stability of principal. The Adviser actively manages the maturity of the Portfolio and, under normal circumstances, the Portfolio's dollar-weighted average maturity will be between five and fifteen years. The Adviser may vary this average maturity in anticipation of a change in the interest rate environment. There is no restriction on the maturity of a single security. Securities will be considered for sale in the event of or in anticipation of a credit downgrade; in order to change the duration or sector weighting of the Portfolio; or, to realize an aberration in a security's market valuation.

PRINCIPAL RISKS OF INVESTING IN THE STRATEGIC INCOME BOND FUND

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The Fund is also subject to the risk that its investment approach, which focuses on U.S. government and corporate fixed income securities, may perform differently than other mutual funds which focus on different fixed income market segments or other asset classes.

PERFORMANCE INFORMATION

The Fund is new and therefore did not have performance information at the time this prospectus was printed.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                    TRUST CLASS SHARES   CLASS A SHARES CLASS C SHARES
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)*                                    None              4.00%           None
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                                    None               None           None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and
  other Distributions
  (as a percentage of offering price)                                     None               None           None
Redemption Fee (as a percentage of amount redeemed, if
  applicable)**                                                           None               None           1.00%
Exchange Fee                                                              None               None           None


* This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."
** This redemption fee is only applicable to shares sold within nine months of their purchase date.
     This fee is not a sales charge and is payable directly to the Funds.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*

                                                    TRUST CLASS SHARES         CLASS A SHARES       CLASS C SHARES
-------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                 0.60%                     0.60%                0.60%
Distribution and Service (12b-1) Fees                     None                      None                0.75%
Other Expenses                                           X.XX%                     X.XX%                X.XX%
                                                         -----                     -----                -----
Total Annual Fund Operating Expenses                     X.XX%                     X.XX%                X.XX%
Fee Waivers and Expense Reimbursements                   X.XX%                     X.XX%                X.XX%
Net Expenses                                             X.XX%                     X.XX%                X.XX%

-------------------------------------------------------------------------------------------------------------------


* The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding the Net Expenses shown above for a period of one year from the date of this prospectus.

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                         1 YEAR               3 YEARS
TRUST CLASS SHARES                          $XXX                 $XXX
CLASS A SHARES                              $XXX                 $XXX
CLASS C SHARES                              $XXX                 $XXX


GROWTH AND INCOME FUND

FUND SUMMARY

INVESTMENT GOAL                           Long-term capital appreciation with a secondary
                                          goal of current income

INVESTMENT FOCUS                          Medium to large capitalization U.S. common stocks

SHARE PRICE VOLATILITY                    Medium

PRINCIPAL INVESTMENT STRATEGY             Investing in common stocks which the Adviser
                                          believes to be "undervalued" based on its
                                          fundamental analysis

INVESTOR PROFILE                          Investors who seek long-term capital appreciation
                                          and who are willing to bear the risks of investing
                                          in equity securities


INVESTMENT STRATEGY OF THE GROWTH AND INCOME FUND

The Fund invests primarily (at least 65% of its assets) in common stocks of U.S. companies with medium to large capitalizations (in excess of $1 billion). The Fund invests in "undervalued" companies the Adviser believes are of sound financial quality and are actively traded in the market. While capital appreciation is the primary purpose for investing in a company, the Fund will emphasize companies that pay current dividends. The Adviser makes investments in these companies based on its fundamental research and analysis of various characteristics, including a company's sales and expense trends, market position, historic and expected earnings and dividends. The Adviser attempts to spread the Fund's investments across all major industry sectors, and generally keeps the sector weighting of the Fund similar to that of its benchmark.

PRINCIPAL RISKS OF INVESTING IN THE GROWTH AND INCOME FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities will fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that the Adviser's particular investment style, which focuses on medium to large capitalization value stocks, may underperform other segments of the equity markets or the equity markets as a whole.

PERFORMANCE INFORMATION

The Fund is new and therefore did not have performance information at the time this prospectus was printed.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                TRUST CLASS SHARES  CLASS A SHARES   CLASS C SHARES
--------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)*                                None              5.75%            None
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                                None              None             None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
  and other Distributions
  (as a percentage of offering price)                                 None              None             None
Redemption Fee
  (as a percentage of amount redeemed, if applicable)**               None              None             1.00%
--------------------------------------------------------------
Exchange Fee                                                          None              None             None


* This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."
** This redemption fee is only applicable to shares sold within nine months of their purchase date. This fee is not a sales charge and is payable directly to the Funds.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*


                                                      TRUST CLASS SHARES     CLASS A SHARES         CLASS C SHARES
--------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                   0.80%                   0.80%                0.80%
Distribution and Service (12b-1) Fees                      None                    None                 0.75%
Other Expenses                                             X.XX%                   X.XX%                X.XX%
                                                           -----                   -----                -----
Total Annual Fund Operating Expenses                       X.XX%                   X.XX%                X.XX%
Fee Waivers and Expense Reimbursements                     X.XX%                   X.XX%                X.XX%
Net Expenses                                               X.XX%                   X.XX%                X.XX%

-------------------------------------------------------------------------------------------------------------------


* The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding the Net Expenses shown above for a period of one year from the date of this prospectus.

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                         1 YEAR               3 YEARS
TRUST CLASS SHARES                          $XXX                 $XXX
CLASS A SHARES                              $XXX                 $XXX
CLASS C SHARES                              $XXX                 $XXX


MORE INFORMATION ABOUT RISK

EQUITY RISK-- Equity securities include public and privately                       Growth and Income Fund
issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices.  Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time.  The value of securities convertible into equity securities, such as warrants or
convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.
Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate.  An investment in a portfolio of equity securities may be more
suitable for long-term investors who can bear the risk of these share price fluctuations.


FIXED INCOME RISK -- The market value of fixed income investments change in         Strategic Income Bond Fund
response to interest rate changes and other factors.  During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:


         CALL RISK -- During periods of falling interest rates,                     Strategic Income Bond Fund
         certain debt obligations with high interest rates may be
         prepaid (or "called") by the issuer prior to maturity. This may cause a
         Fund's average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds at lower interest rates.


         CREDIT RISK -- The possibility that an issuer will be                      Strategic Income Bond Fund
         unable to make timely payments of either principal or
         interest.


         MORTGAGE-BACKED SECURITIES-- Mortgage-backed securities                    Strategic Income Bond Fund
         are fixed income securities representing an interest in a
         pool of underlying mortgage loans.  They are sensitive to
         changes in interest rates, but may respond to these
         changes differently from other fixed income securities
         due to the possibility of prepayment of the underlying
         mortgage loans.  As a result, it may not be possible to
         determine in advance the actual maturity date or average
         life of a mortgage-backed security.  Rising interest
         rates tend to discourage refinancings, with the result
         that the average life and volatility of the security will
         increase exacerbating its decrease in market price.  When
         interest rates fall, however, mortgage-backed securities
         may not gain as much in market value because of the
         expectation of additional mortgage prepayments that must
         be reinvested at lower interest rates.  Prepayment risk
         may make it difficult to calculate the average maturity
         of a portfolio of mortgage-backed securities and,
         therefore, to assess the volatility risk of that
         portfolio.


MORE INFORMATION ABOUT FUND INVESTMENTS

In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or money market instruments that would not ordinarily be consistent with a Fund's objectives. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, we cannot guarantee that any Fund will achieve its investment goal.

INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program.

The Board of Trustees of the Hancock Bank Family of Funds supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Hancock Bank Trust & Financial Services Group ("Hancock Bank"), serves as the Adviser to the Funds. Hancock Bank is headquartered in Gulfport, Mississippi and has provided banking, trust and financial services to individuals and businesses since 1899. As of January 31, 2000, Hancock Bank had approximately $2.5 billion in assets. The Adviser is entitled to receive 0.60% of the Strategic Income Bond Fund's and 0.80% of the Growth and Income Fund's average daily net assets for its investment advisory services, but may receive less due to its waivers.

ADDITIONAL COMPENSATION

Hancock Bank and its affiliates may act as fiduciary or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the Funds. In addition to the compensation payable directly by such accounts for fiduciary and non-fiduciary services, Hancock Bank receives compensation for acting as the Funds' investment adviser and Hancock Bank and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. Hancock Bank serves as custodian to the Funds, and for such services is paid an annual fee payable from the Funds' assets of .03% of each Fund's average daily net assets.

COMMISSIONS, DISTRIBUTION AND SERVICING FEES. As described above, brokerage firms affiliated with Hancock Bank, including Hancock Investment Services, Inc. (H.I.S., Inc.), acting as dealer in connection with the sale of Class A Shares of the Funds will be entitled to receive a commission of up to the entire amount of the sales charge. In addition, to the extent that Class C Shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including H.I.S., Inc., those entities may receive the distribution and servicing fees, payable from the Funds' assets, applicable to that class of shares.

H.I.S., Inc., member NASD and SIPC, is a wholly owned brokerage subsidiary of Hancock Bank.

TRANSFER AGENCY SERVICES. Hancock Bank provides transfer agency services to the Funds. For providing these services, Hancock Bank is paid an annual fee payable from the Funds' assets of $5,000 per class of each Fund.

SHAREHOLDER SERVICING FEES. To the extent that Class A or Class C Shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including H.I.S., Inc., those entities may receive shareholding servicing fees, payable from the Funds' assets, of up to .25% of each Fund's average daily net assets.

PORTFOLIO MANAGERS

John Portwood, CFA, serves as Director of Trust Investments and Chief Investment Strategist for Hancock Bank. He has more than 30 years of investment experience. Prior to joining Hancock Bank in 1998, Mr. Portwood served in a similar capacity for First Commerce Corporation.

Gerald Dugal serves as Director of Fixed Income and Trading for Hancock Bank and is responsible for managing the Strategic Income Bond Fund and is also responsible for the management of the Treasury Securities Money Market Fund and the Tax Exempt Money Market Fund. He has more than 14 years of investment experience. Prior to joining Hancock Bank in 1998, Mr. Dugal served in a similar capacity for First Commerce Corporation.

David Lundgren Jr., CFA, serves as Director of Equities and Research for Hancock Bank and is responsible for managing the Growth and Income Fund. He has more than 10 years of investment experience. Prior to joining Hancock Bank in 1998, Mr. Lundgren served in a similar capacity for First Commerce Corporation.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Trust Class, Class A and Class C Shares of the Funds.

HOW TO PURCHASE FUND SHARES

You may buy shares through accounts with investment professionals and financial institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your investment professional or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) and Hancock Bank are open for business (a Business Day). Shares cannot be purchased by Federal Reserve Wire on days when either the NYSE or the Federal Reserve is closed.

A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase order plus, in the case of Class A Shares, the applicable front-end sales charge.

Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, generally a Fund must receive your purchase order before 4:00 p.m., Eastern time.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES

To purchase shares for the first time, you must invest in either Fund at least:

CLASS                                                      DOLLAR AMOUNT
Class A Shares                                                 $1,000
Class C Shares                                                 $1,000

Your subsequent investments in any Fund must be made in amounts of at least
$500.

Trust Class Shares are for trust institutional investors.

A Fund may accept investments of smaller amounts at its discretion.

SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a bank, you may purchase Class A and Class C Shares automatically through regular deductions from your account in amounts of at least $250 per month.

SALES CHARGES

FRONT-END SALES CHARGES -- CLASS A SHARES

The offering price of Class A Shares is the NAV next calculated after a Fund receives your request, plus the front-end sales load.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:


                                                                                YOUR SALES CHARGE   YOUR SALES CHARGE
                                                                                AS A PERCENTAGE     AS A PERCENTAGE
                                       IF YOUR INVESTMENT IS:                   OF OFFERING PRICE      OF YOUR NET
FUND                                                                                                    INVESTMENT
------------------------------------   --------------------------------------   -----------------   -----------------
STRATEGIC INCOME BOND FUND             LESS THAN $50,000                                4.00%               4.17%
                                       $50,000 BUT LESS THAN $100,000                   3.25%               3.36%
                                       $100,000 BUT LESS THAN $250,000                  2.50%               2.56%
                                       $250,000 BUT LESS THAN $500,000                  1.75%               1.78%
                                       $500,000 BUT LESS THAN $1,000,000                1.50%               1.52%
                                       $1,000,000 AND OVER                              0.00%               0.00%
------------------------------------   --------------------------------------   -----------------   -----------------
GROWTH AND INCOME FUND                 LESS THAN $50,000                                5.75%               6.10%
                                       $50,000 BUT LESS THAN $100,000                   4.50%               4.71%
                                       $100,000 BUT LESS THAN $250,000                  3.50%               3.63%
                                       $250,000 BUT LESS THAN $500,000                  2.50%               2.56%
                                       $500,000 BUT LESS THAN $1,000,000                2.00%               2.04%
                                       $1,000,000 AND OVER                              0.00%               0.00%


WAIVER OF FRONT-END SALES CHARGE -- CLASS A SHARES

The front-end sales charge will be waived on Class A Shares purchased:
-    through reinvestment of dividends and distributions;
-    through a Hancock Investment Services asset allocation account;
- by persons repurchasing shares they redeemed within the last 30 days (see Repurchase of Class A Shares);
- by investors who purchase shares with redemption proceeds (but only to the extent of such redemption proceeds) from another investment company within 30 days of such redemption, provided that, the investors paid a front-end sales charge on the original shares redeemed;
- by directors, employees, and members of their immediate family (living in the same household), of Hancock Bank and its affiliates;
-    by Trustees and officers of Hancock Bank Family of Funds;
- through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with the Distributor or otherwise, do not receive any portion of the front-end sales charge.

REPURCHASE OF CLASS A SHARES

You may repurchase any amount of Class A Shares of any Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 30 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. To exercise this privilege, the Fund must receive your purchase order within 30 days of your redemption. In addition, you must notify your investment professional or institution when you send in your purchase order that you are repurchasing shares.

REDUCED SALES CHARGES -- CLASS A SHARES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing. The Fund will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A Trust purchasing shares for the same Trust account, trust or estate may also use this right of accumulation. The Fund will only consider the value of Class A Shares purchased previously that were sold subject to a sales charge. To be entitled to a reduced sales charge based on shares already owned, you must ask us for the reduction at the time of purchase. You must provide the Fund with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Fund may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Fund will only consider the value of Class A Shares sold subject to a sales charge. As a result, shares of the Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Funds to hold in escrow 5.0% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Funds' transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Funds will combine same day purchases of Class A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent.

GENERAL INFORMATION ABOUT SALES CHARGES

Your securities dealer is paid a commission when you buy your shares and is paid a servicing fee as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which Class of shares you buy.

From time to time, some financial institutions, including brokerage firms affiliated with the Adviser, may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling shares of the Funds.

HOW TO SELL YOUR FUND SHARES

If you own your shares through an account with an investment professional or other institution, contact that investment professional or institution to sell your shares. Your investment professional or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to sell $100,000 or more of your shares or wish to close your account or send your sale proceeds to a third-party, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient). Additionally, a signature guaranteed letter from you is required if your account registration has changed in the previous 30 days, if funds are being sent to an address other than the address of record, or if the check is made payable to someone other than the account holder.

The sale price of each share will be the next NAV determined after the Fund receives your request.

Class C Shares will be subject to a 1.00% redemption fee if sold within nine months of their purchase.

SYSTEMATIC WITHDRAWAL PLAN (CLASS A AND CLASS C SHARES ONLY)

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $100 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven Business Days after we receive your request. Your proceeds can be wired to your bank account (subject to a wire fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum you may be required to sell your shares. The account balance minimums are:


CLASS                                               DOLLAR AMOUNT
Class A Shares                                          $1,000
Class C Shares                                          $1,000

But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in our Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange shares on any Business Day through your financial institution by mail or telephone. Exchange requests must be for an amount of at least $1,000.

You may exchange your shares up to 10 times during a calendar year. To avoid excessive short-term trading or market timing activity, which can negatively impact other shareholders, you may be charged a fee for each additional exchange should you exchange your shares more than 10 times during a year. You will be notified before any fee is charged.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 30 days' notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

TRUST CLASS SHARES

You may exchange Trust Class Shares of any Hancock Bank Fund for Trust Class Shares of any other Hancock Bank Fund.

CLASS A SHARES

You may exchange Class A Shares of any Hancock Bank Fund for Class A Shares of any other Hancock Bank Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange shares into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange.

CLASS C SHARES

You may exchange Class C Shares of any Hancock Bank Fund for Class C Shares of any other Hancock Bank Fund.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES

Each Fund has adopted a distribution plan that allows Class C Shares of the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Distribution fees for Class C Shares, as a percentage of average daily net assets are 0.75%.


DIVIDENDS AND DISTRIBUTIONS

Each Fund declares and distributes its income as follows:

Strategic Income Bond Fund             Declared and Distributed Monthly
Growth and Income Fund                 Declared and Distributed Quarterly

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                          HANCOCK BANK FAMILY OF FUNDS


INVESTMENT ADVISER

Hancock Bank Trust & Financial Services Group
One Hancock Plaza
P.O. Box 4019
Gulfport, Mississippi 39502

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about each Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 31, 2000, includes detailed information about the Hancock Bank Family of Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Funds' managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  Call 1-800-738-2625, EXT. 7200

BY MAIL:  Write to us
Hancock Trust Operations/Transfer Agent
301 Main Street
Baton Rouge, LA 70816

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about The Arbor Fund, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov. The Arbor Fund's Investment Company Act registration number is 811-7102.

                          HANCOCK BANK FAMILY OF FUNDS

                                   PROSPECTUS

                                  MAY 31, 2000

                      TREASURY SECURITIES MONEY MARKET FUND

                                 THE ARBOR FUND

                        INSTITUTIONAL SWEEP CLASS SHARES

                                   ADVISED BY
                  HANCOCK BANK TRUST & FINANCIAL SERVICES GROUP

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
             ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  THE INFORMATION IN THE PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY
    NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE
        SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                              ABOUT THIS PROSPECTUS

The Hancock Bank Family of Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Fund has individual investment goals and strategies. This prospectus gives you important information about the Institutional Sweep Class Shares of the Treasury Securities Money Market Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

                                                                     PAGE
     TREASURY SECURITIES MONEY MARKET FUND...........................XXX
     MORE INFORMATION ABOUT RISK.....................................XXX
     MORE INFORMATION ABOUT FUND INVESTMENTS.........................XXX
     INVESTMENT ADVISER..............................................XXX
     PORTFOLIO MANAGER...............................................XXX
     PURCHASING AND SELLING FUND SHARES..............................XXX
     DIVIDENDS AND DISTRIBUTIONS.....................................XXX
     TAXES...........................................................XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
         HANCOCK BANK FAMILY OF FUNDS................................Back Cover

RISK/RETURN INFORMATION COMMON TO THE FUND

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

TREASURY SECURITIES MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                         Preserve principal value and maintain a
                                        high degree of liquidity while providing current income

INVESTMENT FOCUS                        Money market instruments issued by the
                                        U.S. Treasury

SHARE PRICE VOLATILITY                  As a money market fund, the Fund seeks
                                        to maintain a stable share price of
                                        $1.00

PRINCIPAL INVESTMENT STRATEGY           Invest exclusively in short-term
                                        obligations of the U.S. Treasury and
                                        repurchase agreements involving such
                                        obligations

INVESTOR PROFILE                        Conservative investors who want to
                                        receive current income through a liquid
                                        investment

INVESTMENT STRATEGY OF THE TREASURY SECURITIES MONEY MARKET FUND

The Fund invests exclusively in short-term money market instruments issued by the U.S. Treasury and backed by its full faith and credit, and repurchase agreements involving such obligations. The Fund will maintain an average dollar weighted maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days or less. The Adviser actively manages the maturity of the Fund based on current market interest rates and its outlook on the various economic factors which influence the market for short-term fixed income instruments and future interest rate predictions.

PRINCIPAL RISKS OF INVESTING IN THE TREASURY SECURITIES MONEY MARKET FUND

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

PERFORMANCE INFORMATION

The Fund is new and therefore did not have performance information at the time this prospectus was printed.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                            INSTITUTIONAL SWEEP CLASS SHARES
-----------------------------------------------------------------------------
Investment Advisory Fees                                 0.40%
Distribution and Service (12b-1) Fees                    None
Other Expenses                                           X.XX%
                                                         -----
Total Annual Fund Operating Expenses                     X.XX%*
Fee Waivers and Expense Reimbursements                   X.XX%
Net Expenses                                             0.83%
-----------------------------------------------------------------------------

* The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding Net Expenses shown above for a period of one year from the date of this prospectus.

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 YEAR                3 YEARS
         $XXX                   $XXX

MORE INFORMATION ABOUT RISK

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The investment manager invests Fund assets in a way that they believe will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.


FIXED INCOME RISK -- The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

MORE INFORMATION ABOUT FUND INVESTMENTS

The Fund's investments and strategies are described in more detail in the Fund's Statement of Additional Information.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or money market instruments that would not ordinarily be consistent with a Fund's objectives. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for higher income. Of course, we cannot guarantee that any Fund will achieve its investment goal.

INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program.

The Board of Trustees of the Hancock Bank Family of Funds supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Hancock Bank Trust & Financial Services Group ("Hancock Bank"), serves as the Adviser to the Funds. Hancock Bank is headquartered in Gulfport, Mississippi and has provided banking, trust and financial services to individuals and businesses since 1899. As of January 31, 2000, Hancock Bank had approximately $2.5 billion in assets. The Adviser is entitled to receive 0.40% of the Treasury Securities Money Market Fund's average daily net assets for its investment advisory services, but may receive less due to its waivers.

ADDITIONAL COMPENSATION

Hancock Bank and its affiliates may act as fiduciary or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the Funds. In addition to the compensation payable directly by such accounts for fiduciary and non-fiduciary services, Hancock Bank receives compensation for acting as the Funds' investment adviser and Hancock Bank and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. Hancock Bank serves as custodian to the Funds, and for such services is paid an annual fee payable from the Funds' assets of .03% of each Fund's average daily net assets.

TRANSFER AGENCY SERVICES. Hancock Bank provides transfer agency services to the Funds. For providing these services, Hancock Bank is paid an annual fee payable from the Funds' assets of $5,000 per class of each Fund.

SHAREHOLDER SERVICING FEES. To the extent that Institutional Sweep Class Shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including Hancock Investment Services, Inc. (H.I.S., Inc.), those entities may receive shareholding servicing fees, payable from the Funds' assets, of up to .25% of each Fund's average daily net assets.

H.I.S., Inc., member NASD and SIPC, is a wholly owned brokerage subsidiary of Hancock Bank.

PORTFOLIO MANAGER

Gerald Dugal serves as Director of Fixed Income and Trading for Hancock Bank and is responsible for managing the Treasury Securities Money Market Fund and the Tax Exempt Money Market Fund and is also responsible for the management of the Strategic Income Bond Fund. He has more than 14 years of investment experience. Prior to joining Hancock Bank in 1998, Mr. Dugal served in a similar capacity for First Commerce Corporation.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Institutional Sweep Class Shares of the Fund.

HOW TO PURCHASE FUND SHARES

You may buy shares through accounts with investment professionals and financial institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your investment professional or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange, Hancock Bank and the Federal Reserve are open for business (a Business Day).

The Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order.

The Fund calculates its NAV once each Business Day at 12:00 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund generally must receive your order and federal funds (readily available funds) before 12:00 p.m., Eastern time.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES

Hancock Bank may require cash management account customers to maintain minimum banking account levels in order to participate in the cash management account program. The minimum levels are subject to the terms of your cash management account agreement with Hancock Bank. In general, however, if your banking account falls below the minimum amount, your shares in the Fund may be redeemed or you may be charged additional fees.

HOW TO SELL YOUR FUND SHARES

Shareholders may sell shares by following procedures established when they opened their account or accounts. If you have questions, call 1-800-522-6542, EXT. 4400.

The sale price of each share will be the next NAV determined after the Fund receives your request.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within one Business Day after we receive your request. Your proceeds will be wired to your bank account. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the minimum level required in your cash management account agreement with Hancock Bank because of redemptions, you may be required to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in our Statement of Additional Information.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

Institutional Sweep Class shareholders automatically will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                          HANCOCK BANK FAMILY OF FUNDS


INVESTMENT ADVISER

Hancock Bank Trust & Financial Services Group
One Hancock Plaza
P.O. Box 4019
Gulfport, Mississippi 39502

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about each Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 31, 2000, includes detailed information about the Hancock Bank Family of Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Funds' managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  Call 1-800-522-6542, EXT. 4400

BY MAIL:  Write to us
Hancock Bank Trust & Financial Services Group
One Hancock Plaza
P.O. Box 4019
Gulfport, Mississippi 39502

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about The Arbor Fund, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV. The Arbor Fund's Investment Company Act registration number is 811-7102.

                      HANCOCK BANK FAMILY OF FUNDS

                                 TRUST:
                             THE ARBOR FUND

                                 FUNDS:
                 TREASURY SECURITIES MONEY MARKET FUND
                      TAX EXEMPT MONEY MARKET FUND
                       STRATEGIC INCOME BOND FUND
                         GROWTH AND INCOME FUND

                          INVESTMENT ADVISER:
             HANCOCK BANK TRUST & FINANCIAL SERVICES GROUP


                  STATEMENT OF ADDITIONAL INFORMATION


This STATEMENT OF ADDITIONAL INFORMATION is not a prospectus. It is intended to provide additional information about the activities and operations of the Treasury Securities Money Market Fund, Tax Exempt Money Market Fund, Strategic Income Bond Fund and the Growth and Income Fund (each a "Fund"), separate series of The Arbor Fund (the "Trust"). This Statement of Additional Information should be read in conjunction with the Fund's Prospectus dated May 31, 2000. The Prospectus may be obtained by calling 1-888-346-6300.

                         TABLE OF CONTENTS

THE FUNDS AND THE TRUST..................................................S-2
INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS .........................S-2
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS ...................S-5
NON-FUNDAMENTAL POLICIES ................................................S-16
THE ADVISER, TRANSFER AGENT AND CUSTODIAN ...............................S-16
SUB-ADVISER .............................................................S-17
THE ADMINISTRATOR .......................................................S-18
THE DISTRIBUTOR .........................................................S-20
INDEPENDENT PUBLIC ACCOUNTANTS ..........................................S-20
LEGAL COUNSEL ...........................................................S-21
TRUSTEES AND OFFICERS OF THE FUND .......................................S-21
PERFORMANCE INFORMATION .................................................S-24
COMPUTATION OF YIELD ....................................................S-24
CALCULATION OF TOTAL RETURN .............................................S-24
PURCHASING SHARES .......................................................S-24
REDEEMING SHARES ........................................................S-24
DETERMINATION OF NET ASSET VALUE ........................................S-25
TAXES ...................................................................S-26
PORTFOLIO TRANSACTIONS ..................................................S-28
TRADING PRACTICES AND BROKERAGE .........................................S-29
DESCRIPTION OF SHARES ...................................................S-31
SHAREHOLDER LIABILITY ...................................................S-31
LIMITATION OF TRUSTEES' LIABILITY .......................................S-31

THE FUNDS AND THE TRUST

This Statement of Additional Information relates to the Hancock Bank Family of Funds (the "Funds"), a group of mutual funds. The Funds consist of the Treasury Securities Money Market Fund, Tax Exempt Money Market Fund, Strategic Income Bond Fund and the Growth and Income Fund (each a "Fund," and collectively, the "Funds"). The Funds are a separate series of The Arbor Fund (the "Trust"). The Trust is an open-end management investment company established under Massachusetts law as a "Massachusetts business trust" under an Agreement and Declaration of Trust dated as of July 24, 1992 (the "Declaration of Trust"). The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares") and different classes of shares of each series. The Funds are offered in the following classes:


   ---------------------------------------------------------------------------
                          FUNDS                            CLASSES
   ---------------------------------------------------------------------------
   Treasury Securities Money Market Fund         Trust/Institutional Sweep/A
   ---------------------------------------------------------------------------
   Tax Exempt Money Market Fund                            Trust/A
   ---------------------------------------------------------------------------
   Strategic Income Bond Fund                             Trust/A/C
   ---------------------------------------------------------------------------
   Growth and Income Fund                                 Trust/A/C
   ---------------------------------------------------------------------------

Each share of each Fund represents an equal proportionate interest in that Fund. SEE "Description of Shares."

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to Shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.


INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

TREASURY SECURITIES MONEY MARKET FUND

The Fund's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income. This goal is fundamental and cannot be changed without the consent of shareholders. There can be no assurance that the Fund will be able to achieve its investment objective.

The Fund invests exclusively in obligations issued by the U.S. Treasury ("Treasury Obligations") and backed by its full faith and credit, and in repurchase agreements involving such obligations. The Fund complies with regulations of the Securities and Exchange Commission ("SEC") applicable to money market funds. These regulations impose certain quality, maturity and diversification restraints on investments by the Fund. Under these regulations, the Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, and will acquire only obligations maturing in 397 days or less. The Fund will attempt to maintain a net asset value of $1.00 per share, although there can be no assurance that it will be able to do so. The Fund is not permitted to lend securities or purchase securities on a when-issued or delayed basis.

For additional information regarding Treasury Obligations and repurchase agreements, SEE "Description of Permitted Investments and Risk Factors."

TAX EXEMPT MONEY MARKET FUND

The Tax Exempt Money Market Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes. This goal is fundamental and cannot be changed without the consent of shareholders. There can be no assurance that the Fund will be able to achieve its investment objective.

Under normal market conditions, the Fund will invest at least 80% of its net assets in eligible securities issued by or on behalf of the states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from Federal income tax (collectively, "Municipal Securities"). The Fund will invest at least 80% of its assets in Municipal Securities the interest on which is not treated as a preference item for purposes of the federal alternative minimum tax. This investment policy is a fundamental policy of the Fund. The Fund will purchase municipal bonds, municipal notes, municipal lease obligations, tax exempt money market mutual funds, and tax exempt commercial paper rated in the two highest short-term rating categories by a nationally recognized statistical rating organization (an "NRSRO") in accordance with SEC regulations at the time of investment or, if not rated, determined by the Adviser to be of comparable quality. Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

The Adviser will not invest more than 25% of the Fund's assets in Municipal Securities (a) whose issuers are located in the same state (b) the interest on which is derived from revenues of similar type projects. This restriction does not apply to Municipal Securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities; or municipal utilities systems.

The Fund may purchase municipal obligations with demand features, including variable and floating rate obligations. In addition, the Fund may invest in commitments to purchase securities on a "when issued" basis and purchase securities subject to a standby commitment.

The Fund may purchase securities on a when issued or delayed basis.

The Tax Exempt Money Market Fund may invest up to 20% of the Fund's net assets in the aggregate in taxable money market instruments, taxable money market mutual funds, and securities subject to the alternative minimum tax. Taxable money market instruments in which the Fund may invest consist of (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. government, including STRIPs; (iii) high quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of 397 days or less issued by corporations with outstanding high quality commercial paper; (v) receipts; and (vi) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

The Fund may engage in securities lending and may also borrow money in amounts up to 33 1/3% of its net assets.

For additional information regarding the permitted investments and investment practices discussed above and the associated risks, SEE "Description of Permitted Investments and Risk Factors."

GENERAL INVESTMENT POLICIES OF THE TREASURY SECURITIES MONEY MARKET FUND AND THE TAX EXEMPT MONEY MARKET FUND - Each Fund complies with regulations of the SEC applicable to money market funds. These regulations impose certain quality, maturity and diversification restraints on investments by a Fund. Under these regulations, each Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, and will acquire only obligations with remaining maturities of 397 days or less. Each Fund will attempt to maintain a net asset value of $1.00 per share, although there can be no assurance that it will be able to do so.

Investments by a money market fund are subject to limitations imposed under regulations adopted by the SEC. Under these regulations, money market funds may only acquire obligations that present minimal credit risk and that are "eligible securities," which means they are (i) short-term rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest rating category or, if unrated, determined to be of comparable quality (a "first tier security"); or (ii) short-term rated according to the foregoing criteria in the second highest rating category or, if unrated, determined to be of comparable quality ("second tier security"). A security is not considered to be unrated if its issuer has outstanding obligations of comparable priority and security that have a short-term rating. A money market fund may invest up to 25% of its assets in "first tier" securities of a single issuer for a period of up to three business days. The securities that money market funds may acquire may be supported by credit enhancements, such as demand features or guarantees. The SEC regulations limit the percentage of securities that a money market fund may hold for which a single issuer provides credit enhancements.

STRATEGIC INCOME BOND FUND

The Strategic Income Bond Fund seeks to provide total return through current income and capital appreciation, consistent with the preservation of capital. This goal is fundamental and cannot be changed without the consent of shareholders. There can be no assurance that the Fund will be able to achieve its investment objective.

The Fund primarily invests (at least 65% of its assets) in fixed income obligations (i) issued by the U.S. Treasury; (ii) issued by U.S. government agencies; (iii) in mortgage-backed securities and (iv) investment grade U.S. corporate debt that are rated investment grade or higher, I.E., rated in one of the four highest rating categories by an NRSRO, at the time of purchase, or, if not rated, determined to be of comparable quality by the Adviser. Additional fixed income securities in which the Fund may invest consist of: (i) privately issued mortgage-backed securities; (ii) obligations issued by the Canadian government; (iii) asset-backed securities; (iv) guaranteed investment contracts ("GICs"); (v) bank investment contracts ("BICs"); (vi) zero coupon obligations;
(vii) floating or variable rate instruments; (viii) money market securities;
(ix) convertible securities; (x) restricted securities; (xi) collateralized mortgage-backed securities ("CMOs"); and (xii) other investment companies. The Fund may enter into repurchase agreements with respect to any of the foregoing and purchase securities subject to swaps, caps, floors and collars.

Although not primary strategies employed by the Adviser in managing the Fund, the Fund may engage in a number of investment practices in order to meet its investment objectives. In this regard, the Portfolio may invest in variable and floating rate obligations, enter into forward commitments, purchase securities on a when-issued basis and sell securities short against the box. The Fund may also purchase put and call options and write covered call options on fixed income and equity securities, and may enter into futures contracts (including index futures contracts), purchase options on futures contracts, and lend its securities.

Normally, the Fund will maintain a dollar-weighted average portfolio maturity of five to fifteen years. There are no restrictions on the maturity of any single instrument.

For additional information regarding the permitted investments and investment practices discussed above and the associated risks, SEE "Description of Permitted Investments and Risk Factors."

GROWTH AND INCOME FUND

The Growth and Income Fund seeks to provide long-term capital appreciation with a secondary goal of current income. This goal is fundamental and cannot be changed without the consent of shareholders. There can be no assurance that the Fund will be able to achieve its investment objective.

The Fund will be as fully invested as practicable (at least 65% of its assets) under normal conditions) in common stocks. The Fund may also purchase warrants, rights to purchase common stocks, debt securities convertible to common stocks and preferred stocks (together, "equity securities"). The Fund will invest in companies with equity market capitalizations in excess of $1 billion that the Adviser believes have a low current valuation relative to various measures of intrinsic value and potential for capital appreciation based on the soundness of the issuer and the company's relative value based on an analysis of various fundamental financial characteristics, including earnings yield, book value, cash flow, anticipated future growth of dividends and earnings estimates. Although capital appreciation is the primary purpose for investing in a security, the Fund will focus on companies that pay current dividends. The Fund may invest in equity securities of foreign issuers traded in the United States, including ADRs. The Fund may also invest in money market securities for liquidity purposes.

Although not primary strategies employed by the Adviser in managing the Fund, the Fund may engage in a number of investment practices in order to meet its investment objectives. In this regard, the Portfolio may invest in variable and floating rate obligations, enter into forward commitments, purchase securities on a when-issued basis and sell securities short against the box. The Fund may also purchase put and call options and write covered call options on fixed income and equity securities, and may enter into futures contracts (including index futures contracts), purchase options on futures contracts, and lend its securities.

For additional information regarding the permitted investments and investment practices discussed above and the associated risks, SEE "Description of Permitted Investments and Risk Factors."


DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following are descriptions of the permitted investments and investment practices discussed in each Fund's respective "Investment Objectives and Policies" section and the associated risk factors. The Adviser or the Sub-Adviser will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by a Fund's stated investment policies.

AMERICAN DEPOSITARY RECEIPTS ("ADRS"), CONTINENTAL DEPOSITARY RECEIPTS ("CDRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS") AND GLOBAL DEPOSITARY RECEIPTS ("GDRS") - ADRs are securities typically issued by a U.S. financial institution. ADRs evidence ownership interests in a pool of securities issued by a foreign issuer and deposited with the depositary. EDRs, which are sometimes referred to as CDRs are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities market. EDRs are designed for trading in European Securities Markets and GDRs are designed for trading in non-U.S. Securities Markets. ADRs, EDRs, CDRs and GDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES - Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for purpose of owning such assets and issuing such debt.

Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the cardholder.

The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

BANK OBLIGATIONS - The Funds are not prohibited from investing in obligations of banks that are clients of SEI Corporations ("SEI"). However, the purchase of shares of the Funds by such banks or by their customers will not be a consideration in determining which bank obligations the Funds will purchase. The Funds will not purchase obligations of the Adviser.

BANKERS' ACCEPTANCES - Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations finance the shipment and storage of goods and furnish dollar exchange through the use of bankers' acceptances. Maturities are generally six months or less.

BANK INVESTMENT CONTRACTS ("BICS") - BICs are contracts issued by U.S. banks and savings and loan institutions. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the general account of the bank or savings and loan institution. The bank or savings and loan institution then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. A BIC provides that this guaranteed interest will not be less than a certain minimum rate. A BIC is a general obligation of the issuing bank or savings and loan institution and not a separate account. The purchase price paid for a BIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer.

BICs are generally not assignable or transferable without the permission of the issuing bank or savings and loan institution. For this reason, an active secondary market in BICs currently does not exist. Therefore, BICs are considered to be illiquid investments.

CERTIFICATES OF DEPOSIT - Certificates of deposit are interest-bearing instruments with a specific short-term maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER - Commercial paper is a term used to describe unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

CONVERTIBLE SECURITIES - Convertible securities are corporate securities that are exchangeable for a set number of another security at a pre-stated price. Convertible securities typically have characteristics of both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

DERIVATIVES - Derivatives are securities that derive their value from other securities. The following are considered derivative securities: options on futures, futures, options (E.G., puts and calls), swap agreements, mortgage-backed securities (CMOs, REMICS, IOs and Pos), when-issued securities and forward commitments, floating and variable rate securities, convertible securities, "stripped" U.S. Treasury securities (e.g., Receipts and STRIPs), privately issued stripped securities (E.G., TGRs, TRs and CATS). SEE elsewhere in this "Description of Permitted Investments" and "General Investment Policies and Risk Factors" for discussion of these various instruments.

EQUITY SECURITIES - Equity securities include common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will affect a Fund's net asset value.

FIXED INCOME SECURITIES - Fixed income securities include bonds, notes, debentures and other interest-bearing securities that represent indebtedness. The market value of the fixed income investments in which the Funds invest will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect a Fund's net asset value.

FUTURES AND OPTIONS ON FUTURES - As consistent with a Fund's investment objectives, a Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC") if, to the extent that such futures and options are not for "bona fide hedging purposes" (as defined by the CFTC), the aggregate initial margin and premiums on such positions (excluding the amount by which options are in the money) do not exceed 5% of that Fund's net assets.

The Funds may buy and sell futures contracts and related options to manage their exposure to changing interest rates and security prices. Some futures strategies, including selling futures, buying puts and writing calls, reduce a Fund's exposure to price fluctuations. Other strategies, including buying futures, writing puts and buying calls, tend to increase market exposure. Futures and options may be combined with each other in order to adjust the risk and return characteristics of the overall portfolio. The Funds may invest in futures and related options based on any type of security or index traded on U.S. or foreign exchanges or over-the-counter, as long as the underlying securities, or securities represented by an index, are permitted investments of the Funds.

Options and futures can be volatile instruments, and involve certain risks. If the Adviser applies a hedge at an inappropriate time or judges interest rates incorrectly, options and futures strategies may lower a Fund's return. A Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other instruments, or if it could not close out its positions because of an illiquid secondary market.

In order to cover any obligations it may have under options or futures contracts, the Fund will either own the underlying asset, have a contract to acquire such an asset without additional cost or set aside, in a segregated account, high quality liquid assets in an amount at least equal in value to such obligations.

ILLIQUID SECURITIES - Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on a Fund's books. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, if there is no secondary market for such security and repurchase agreements of over seven days in length. Each Fund will not invest more than 15% (10% for the Treasury Securities Money Market Fund and the Tax Exempt Money Market Fund) of its net assets in such instruments.

TAXABLE MONEY MARKET SECURITIES - Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. government; (iii) high quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with an original maturity of one-year or less issued by corporations; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

With respect to the Funds, money market securities are considered to include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; securities issued or guaranteed by non-U.S. governments, which are rated at time of purchase A-2 or higher by S&P or P2 or higher by Moody's, or are determined by the advisers to be of comparable quality; repurchase agreements; certificates of deposit and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as of the end of their most recent fiscal year; high-grade commercial paper; and other long-and short-term debt instruments which are rated at the time of purchase A-2 or higher by S&P or P2 or higher by Moody's, and which, with respect to such long-term debt instruments, are within 397 days of their maturity, and have a long-term rating of BBB\Baa by Standard & Poor's and Moody's respectively.

MORTGAGE-BACKED SECURITIES - Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include, but are not limited to, conventional thirty-year fixed rate mortgages, graduated payment mortgages and adjustable rate mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages that underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains.

Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life would be a security's actual average life. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.

GOVERNMENT PASS-THROUGH SECURITIES - These are securities that are issued or guaranteed by a U.S. government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"). Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. government as are GNMA certificates, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the United States Treasury. Each of GNMA, Fannie Mae and FHLMC guarantees timely distributions of interest to certificate holders. Each of GNMA and Fannie Mae also guarantees timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues Mortgage-Backed Securities (FHLMC Gold PCs) which also guarantees timely payment of monthly principal reduction. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

PRIVATE PASS-THROUGH SECURITIES - These are mortgage-backed securities issued by a non-governmental entity such as a trust, which securities include collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"), that are rated in one of the top three rating categories. While they are generally structured with one or more types of credit enhancement, Private Pass-Through Securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

COLLATERIALIZED MORTGAGE OBLIGATIONS ("CMOS") - CMOs are debt obligations or multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. government or by private originators or investors in mortgage loans. In a CMO, series of bonds or certificates are annually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Each class of a CMO, often referred to as a "tranche" is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

REMICS - A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Treasury.

REITS - REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The value of interests in REITs may be affected by the value of the property owned or the quality of the mortgages held by the Trust.

STRIPPED MORTGAGE-BACKED SECURITIES ("SMBS") - SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments and is thus termed an interest-only class ("IO"), while the other class may receive all of the principal payments and is thus termed the principal-only class ("PO"). The value of IOs tends to increase as rates rise and decrease as rates fall; the opposite is true of POs. SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities. The market for SMBs is not as fully developed as other markets; SMBs therefore may be illiquid.

MUNICIPAL LEASES - Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation certificate in any of the above.

Municipal lease obligations typically are not backed by the municipality's credit, and their interest may become taxable if the lease is assigned. If funds are not appropriated for the following year's lease payments, a lease may terminate, with a possibility of default on the lease obligation and significant loss to the Fund. Under guidelines established by the Board of Trustees, the credit quality of municipal leases will be determined on an ongoing basis, including an assessment of the likelihood that a lease will be canceled.

MUNICIPAL SECURITIES - Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities; and, (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair, or improvement of privately operated facilities.

General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility; tolls from a toll bridge for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Municipal securities include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes, and construction loan notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds, and participation interests in municipal bonds.

PARTICIPATION INTERESTS - Participation interests are interests in Municipal Securities from financial institutions such as commercial and investment banks, savings and loan associations and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows a Fund to treat the income from the investment as exempt from federal income tax. The Tax Exempt Money Market Fund may invest in participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Municipal Securities.

OPTIONS - Put and call options for various securities and indices are traded on national securities exchanges. As consistent with a Fund's investment objectives, options may be used by a Fund from time to time as the Adviser deems to be appropriate. Options will generally be used for hedging purposes.

A put option gives the purchaser of the option the right to sell, and the writer the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction" - the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

Although a Fund may engage in option transactions as hedging transactions, there are risks associated with such investments including the following: (i) the success of a hedging strategy may depend on the ability of the Adviser to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of options; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. Each Fund is permitted to engage in option transactions with respect to securities that are permitted investments and related indices. Any Fund that writes call options will write only covered call options.

The aggregate value of option positions may not exceed 10% of a Fund's net assets as of the time such options are entered into by a Fund.

REPURCHASE AGREEMENTS - Repurchase agreements are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. Repurchase agreements must be fully collateralized at all times. A Fund will have actual or constructive possession of the security as collateral for the repurchase agreement. A Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from its right to dispose of the collateral securities or if the Fund realizes a loss on the sale of the collateral securities. A Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act.

RESTRICTED SECURITIES - Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933 or an exemption from registration. As consistent with a Fund's investment objectives, the Fund may invest in Section 4(2) commercial paper. Section 4(2) commercial paper is issued in reliance on an exemption from registration under
Section 4(2) of the Act and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market in such commercial paper. The Trust believes that Section 4(2) commercial paper is liquid to the extent it meets the criteria established by the Board of Trustees of the Trust. The Trust intends to treat such commercial paper as liquid and not subject to the investment limitations applicable to illiquid securities or restricted securities.

SECURITIES LENDING - As consistent with a Fund's investment objectives, a Fund may engage in securities lending, under which securities are loaned pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash or securities of the U.S. government equal to at least 100% of the market value of the securities lent. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the value of the securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

SHORT SALES - As consistent with a Fund's investment objectives, a Fund may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short.

Uncovered short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short position.

SEPARATELY TRADED INTEREST AND PRINCIPAL SECURITIES ("STRIPS") - STRIPs are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. The Adviser or the Sub-Adviser will purchase only STRIPS that it determines are liquid or, if illiquid, do not violate the Portfolio's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7, the Adviser or the Sub-Adviser will only purchase STRIPS for the Treasury Securities Money Market Fund and Tax Exempt Money Market Fund, respectively, that have a remaining maturity of 397 days or less. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Adviser or the Sub-Adviser will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the Money Market Funds.

SHORT-TERM OBLIGATIONS OF STATE AND LOCAL GOVERNMENT ISSUERS - The Funds may, when deemed appropriate by the Adviser or the Sub-Adviser, respectively, in light of the Fund's investment objective, invest in high quality, short-term obligations issued by state and local governmental issuers which, as a result of the Tax Reform Act of 1986, carry yields that are competitive with those of other types of money market instruments of comparable quality.

SWAPS, CAPS, FLOORS AND COLLARS - Interest rate swaps, mortgage swaps, currency swaps and other types of swap agreements such as caps, floors and collars are designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio, and to protect against any increase in the price of securities, a Fund anticipates purchasing at a later date. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount" in return for payments equal to a fixed rate times the same amount for a specific period of time. Swaps may also depend on other prices or rates such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investment and its share price and yield.

STANDBY COMMITMENTS - Some securities dealers are willing to sell Municipal Securities to a Fund accompanied by their commitments to repurchase the Municipal Securities prior to maturity, at the Fund's option, for the amortized cost of the Municipal Securities at the time of repurchase. These arrangements are not used to protect against changes in the market value of Municipal Securities. They permit a Fund, however, to remain fully invested and still provide liquidity to satisfy redemptions. The cost of Municipal Securities accompanied by these "standby" commitments could be greater than the cost of Municipal Securities without such commitments. Standby commitments are not marketable or otherwise assignable and have value only to a Fund. The default or bankruptcy of a securities dealer giving such a commitment would not affect the quality of the Municipal Securities purchased. However, without a standby commitment, these securities could be more difficult to sell. The Funds may enter into standby commitments only with those dealers whose credit the investment adviser believes to be of high quality.

TIME DEPOSITS - Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

U.S. GOVERNMENT AGENCY OBLIGATIONS - Obligations issued or guaranteed by agencies of the U.S. government, including, but not limited to, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. government, including, among others, FHLMC, the Federal Land Banks and the United States Postal Service. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the a Fund's shares.

U.S. TREASURY AND U.S. GOVERNMENT AGENCY SECURITIES - Any guarantee by the U.S. government of the securities in which any Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of that Fund.

U.S. TREASURY OBLIGATIONS - U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPs").

VARIABLE AND FLOATING RATE INSTRUMENTS - Certain of the obligations purchased by the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

WARRANTS - Warrants are instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES - When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. To the extent required by the 1940 Act, a Fund will maintain with the custodian a separate account with liquid high-grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if deems it appropriate.

ZERO COUPON SECURITIES - STRIPS and Receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). Zero coupon securities are sold at a (unusually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accredited over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, these market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities. SEE ALSO "Taxes."

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Funds. Fundamental policies cannot be changed without the consent of the holders of a majority of a Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund's outstanding shares, whichever is less.

No Fund may:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund. This restriction applies to 75% of the Fund's assets.

2. Purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to (i) investments in the obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, and (ii) repurchase agreements involving such securities. In addition, for the Treasury Securities Money Market Fund and the Tax Exempt Money Market Fund only, this limitation does not apply to obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulation as U.S. banks or to investments in tax exempt securities issued by governments or political subdivisions of governments.

         For purposes of this limitation (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry;
         (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational entities will be considered to be a separate industry; and (iv) asset-backed securities secured by distinct types of assets, such as truck and auto loan leases, credit card receivables and home equity loans, will each be considered a separate industry.

3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts except that a Fund may purchase commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

7. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

NON-FUNDAMENTAL POLICIES

The following investment policies are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board of Trustees.

No Fund may:

1. Invest in illiquid securities in an amount exceeding, in the aggregate, 15% (10% for the Treasury Securities Money Market Fund and the Tax Exempt Money Market Fund) of that Fund's net assets.

2. Purchase securities on margin or effect short sales, except that a Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

3. Purchase securities of other investment companies except as permitted by the 1940 Act, the rules and regulations thereunder or pursuant to an exemption therefrom.

4. Pledge, mortgage or hypothecate assets except to secure borrowing permitted by the Fund's fundamental limitation on borrowing.

5.       Invest in companies for the purpose of exercising control.

6.       Invest in real estate limited partnerships.

7. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

The foregoing percentages are: (i) based on total assets (except for the limitation on illiquid securities which is based on net assets); (ii) will apply at the time of purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after as a result of a purchase of a security.


THE ADVISER, TRANSFER AGENT AND CUSTODIAN

ADVISORY SERVICES - The Trust and Hancock Bank Trust & Financial Services Group (the "Adviser") have entered into an advisory agreement (the "Advisory Agreement") dated as of May 31, 2000 with respect to the Funds. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. An Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds by a majority of the outstanding shares of the appropriate Funds, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

Hancock Bank is a wholly owned subsidiary of Hancock Bank Holding Company, a bank holding company headquartered in Gulfport, Mississippi. Hancock Bank's banking activities date to 1899 when Hancock Bank opened its doors in Bay St. Louis with a capitalization of $10,000. As of February 1, 2000, Hancock Bank had total consolidated assets of approximately $3 billion and operates 97 banking offices in the States of Mississippi and Louisiana. It offers commercial, consumer and mortgage loans, deposit services, as well as trust and fiduciary services, to individuals and middle market businesses in its respective market areas.

The Bank's Trust & Financial Services Group provides investment management services, personal trust, employee benefit, corporate trust and wealth management services. The Trust and Financial Services Group employs approximately 80 people and have approximately $2.5 billion in assets.

TRANSFER AGENCY SERVICES - Hancock Bank also serves as the Funds' transfer agent under a Transfer Agency and Service Agreement dated May 31, 2000. Hancock Bank receives an annual fee of $5,000 per class of each Fund under the Transfer Agency and Service Agreement.

CUSTODIAN SERVICES - Hancock Bank & Trust acts as custodian (the "Custodian") of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act. Under the Custody Agreement dated May 31, 2000, the Trust shall pay Hancock Bank and Trust at an annual rate, based on each Fund's average daily net assets, of 0.03%, subject to a minimum of $250 per month per Fund.

SHAREHOLDER SERVICES - The Funds and Hancock Bank have also entered into a shareholder servicing agreement pursuant to which Hancock Bank provides certain shareholder services to Class A, Class C, and Institutional Sweep shareholders (the "Service Plan"). Under the Service Plan, Hancock Bank may perform, or may compensate other service providers, including Hancock Investment Services, Inc., for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to client; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Funds may pay Hancock Bank a fee at a rate of up to 0.25% annually of the average daily net assets of the Funds attributable to Class A, Class C and Institutional Sweep Shares, respectively, subject to the arrangement for provision of shareholder and administrative services. Hancock Bank may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

SUB-ADVISER

The Adviser has entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Weiss, Peck & Greer, L.L.C. (WPG) dated May 31, 2000 relating to the Tax Exempt Money Market Fund. Under the Sub-Advisory Agreement, WPG invests the assets of the Fund on a daily basis, and continuously administers the investment program of the Fund.

WPG is located at One New York Plaza, New York, NY 10004, serves as the Sub-Adviser and manages the Tax Exempt Money Market Fund on a day-to-day basis. WPG is a limited liability company founded as a limited partnership in 1970, and engages in investment management, venture capital management and management buyouts. Since its founding, WPG has been active in managing portfolios of Tax Exempt securities. As of January 31, 2000, WPG manages over $18 billion in assets, $2.7 billion of which is invested in Tax Exempt money market funds. WPG selects, buys and sells securities for the Fund under the supervision of the Adviser and the Board of Trustees.

WPG is entitled to a fee which is paid by the Adviser and which is calculated daily and paid monthly, at an annual rate of: .085% on the first $50 million of the Fund's average daily net assets; .075% on the next $100 million of the Fund's average daily net assets; .05% on the next $350 million of the Fund's average daily net assets; .04% on the next $500 million of the Fund's average daily net assets; and .03% of the Fund's average daily net assets over $1 billion. This fee will be computed daily and paid to the Sub-Adviser monthly.

The continuance of the Sub-Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement may be terminated by the Adviser, the Trust's Board of Trustees or by a vote of the majority of the outstanding voting securities of the Fund at any time, without the payment or any penalty, on sixty (60) days' written notice to WPG and may be terminated at any time by ninety (90) days' written notice to the Adviser of the Fund. This Agreement will immediately terminate in the event of its assignment or upon termination of the Sub-Advisory Agreement between the Adviser and the Trust with regard to the Fund (As used in this Agreement, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" have the same meaning of such terms in the 1940 Act).


THE ADMINISTRATOR

SEI Investments Mutual Funds Services (the "Administrator") serves as the administrator of the Trust. The Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator is entitled to a fee, which is detailed below in the following schedule:

  --------------------------------------------------------------------------
    Fee (as a percentage of aggregate
         average annual assets)                Aggregate Trust Assets
  --------------------------------------------------------------------------
                  0.15%                          first $100 million
  --------------------------------------------------------------------------
                 0.125%                           next $250 million
  --------------------------------------------------------------------------
                  0.10%                           next $400 million
  --------------------------------------------------------------------------
                  0.08%                           over $750 million
  --------------------------------------------------------------------------

The foregoing fee is subject to an annual minimum as follows:

The Trust's cumulative minimum annual fee for the initial four Portfolios:

           $250,000 in the first year, broken down as follows:

           *$200,000 in the first six months (calculated on an annualized basis) $300,000 in the next six months (calculated on an annualized basis)

           $300,000 in the second year
           $400,000 in years three, four and five

*Minimums during the first six months of this Agreement will accrue each month, and, if not paid monthly, the total amount due for the six months will be paid in full in the seventh month.

A maximum of five new Portfolios (in addition to the original four as noted above) may be opened and applied to the cumulative pricing model during the original five-year term. The following sets forth the cumulative minimum annual fee for the Trust for the specified number of Portfolios:

   -----------------------------------------------------------------------------
                         Year 1           Year 2            Year 3 and After
   -----------------------------------------------------------------------------
   5 Portfolios          $350,000         $400,000          $500,000
   -----------------------------------------------------------------------------
   6 Portfolios          $475,000         $525,000          $625,000
   -----------------------------------------------------------------------------
   7 Portfolios          $625,000         $675,000          $775,000
   -----------------------------------------------------------------------------
   8 Portfolios          $800,000         $850,000          $950,000
   -----------------------------------------------------------------------------
   9 Portfolios          $1,000,000       $1,050.000        $1,150,000
   -----------------------------------------------------------------------------

For the tenth Portfolio and each Portfolio opened thereafter, the Trust will pay a minimum fee of $75,000 per Portfolio in addition to the cumulative minimum set forth above.

The minimum annual fee for each additional class of Shares of a Portfolio established after the initial three (3) classes of Shares per Portfolio is $10,000.

The Trust will be separately charged $6 per call for each incoming and outgoing investor service call. Further, if the Trust opens a Portfolio or a class directed toward retail investors, the Trust will use the Administrator's Voice Response Unit at the then-prevailing fee.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect with respect to the Funds until May 31, 2005 and shall continue in effect for successive periods of three years unless terminated by either party on not less than 90 days' written notice to the other party.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, Alpha Select Funds, Amerindo Funds, Inc., The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds, CNI Charter Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, The Nevis Funds, Inc., Oak Associates Funds, The Parkstone Advantage Fund, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax

Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds, UAM Funds Trust, UAM Funds, Inc. II, and UAM Funds, Inc.


THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI, and the Trust are parties to a distribution agreement dated May 31, 2000 ("Distribution Agreement"). The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority of the outstanding shares of the Trust upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

THE DISTRIBUTION PLAN

The Distribution Plan (the "Plan") provides that Class A Shares of the Treasury Securities Money Market Fund will pay the Distributor a fee of .25% and Class C Shares of the Strategic Income Bond Fund and the Growth and Income Fund will each pay the Distributor a fee of .75% of the average daily net assets of the shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services, reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the NASD rules concerning sales charges.

The Trust has adopted the Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons (as defined by the 1940 Act) of any party to the Distribution Agreement ("Qualified Trustees"). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.


INDEPENDENT PUBLIC ACCOUNTANTS

PricewaterhouseCoopers LLP serves as independent public accountants for the Trust.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.


TRUSTEES AND OFFICERS OF THE FUND

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Trust pays the fees for unaffiliated Trustees.

The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following:
The Achievement Funds Trust, Alpha Select Funds, Amerindo Funds, Inc., The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds, CNI Charter Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, The Nevis Funds, Inc., Oak Associates Funds, The Parkstone Advantage Fund, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds, UAM Funds Trust, UAM Funds, Inc. II, and UAM Funds, Inc., each of which is an open-end management investment company managed by SEI Investments Mutual Funds Services or its affiliates and, except for PBHG Advisor Funds, Inc., distributed by SEI Investments Distribution Co.

ROBERT A. NESHER (DOB 08/17/46) Chairman of the Board of Trustees.* Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Administrator and the Distributor, 1981-1994. Trustee of The Arbor Fund, Boston 1784 Funds, The Expedition Funds, Oak Associates Funds, Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

JOHN T. COONEY (DOB 01/20/27) Trustee.** Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989. Trustee of The Arbor Fund, The Expedition Funds, and Oak Associates Funds.

WILLIAM M. DORAN (DOB 05/26/40) Trustee.* 1701 Market Street, Philadelphia, PA 19103-2921. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor. Director and Secretary of SEI Investments and Secretary of the Administrator and the Distributor. Trustee of The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

ROBERT A. PATTERSON (DOB 11/05/27) Trustee.** Pennsylvania State University, Senior Vice President, Treasurer (Emeritus). Financial and Investment Consultant, Professor of Transportation (1984-present). Vice
President-Investments, Treasurer, Senior Vice President (Emeritus) (1982-1984). Director,

Pennsylvania Research Corp.; Member and Treasurer, Board of Trustees of Grove City College. Trustee of The Arbor Fund, The Expedition Funds and Oak Associates Funds.

EUGENE B. PETERS (DOB 06/03/29) Trustee.** Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company) (1980-1986). President of Gene Peters and Associates (import company) (1978-1980). President and Chief Executive Officer of Jos. Schlitz Brewing Company before 1978. Trustee of The Arbor Fund, The Expedition Funds and Oak Associates Funds.

JAMES M. STOREY (DOB 04/12/31) Trustee.** Partner, Dechert Price & Rhoads, from September 1987-December 1993; Trustee of The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42) Trustee.** Chief Executive Officer, Newfound Consultants Inc. since April 1997. General Partner, Teton Partners, L.P., June 1991-December 1996; Chief Financial Officer, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995. Trustee of The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Liquid Asset Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, and SEI Tax Exempt Trust.

MARK E. NAGLE (DOB 10/20/59) Controller and Chief Financial Officer. President of the Administrator and Senior Vice President of SEI Investments Mutual Funds Services Operations Group since 1998. Vice President of the Administrator and Vice President of Fund Accounting and Administration of SEI Investments Mutual Fund Services, 1996- 1998. Vice President of the Distributor since December 1997. Senior Vice President, Fund Administration, BISYS Fund Services, September 1995 - November 1996. Senior Vice President and Site Manager, Fidelity Investments 1981 - September 1995.

TIMOTHY D. BARTO (DOB 03/28/68) Vice President and Assistant Secretary. Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the Administrator and Distributor since December 1999. Associate at Dechert, Price & Rhoads LLP (1997-1999). Associate at Richter, Miller & Finn LLP (1994-1997).

TODD B. CIPPERMAN (DOB 02/14/66) Vice President and Assistant Secretary. General Counsel of SEI Investments since 2000. Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm) 1991-1994.

JAMES R. FOGGO (DOB 06/30/64) Vice President and Assistant Secretary. Vice President and Assistant Secretary of SEI Investments since 1998. Vice President and Assistant Secretary of the Administrator and the Distributor since May 1999. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995. Operations Manager, The Shareholder Services Group, Inc., 1986-1990.

LYDIA A. GAVALIS (DOB 06/05/64) Vice President and Assistant Secretary. Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

KEVIN P. ROBINS (DOB 04/15/61) Vice President and Assistant Secretary. Senior Vice President and General Counsel of SEI Investments, the Administrator and the Distributor since 1994. Assistant Secretary of SEI Investments since 1992; Secretary of the Administrator since 1994. Vice President, General Counsel and Assistant Secretary of the Administrator and the Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.

LYNDA J. STRIEGEL (DOB 10/30/48) Vice President and Assistant Secretary. Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Senior Asset Management Counsel, Barnett Banks, Inc., 1997-1998. Partner, Groom and Nordberg, Chartered, 1996-1997. Associate General Counsel, Riggs Bank, N.A., 1991-1995.

JOHN H. GRADY, JR. (DOB 06/01/61) Secretary. 1701 Market Street, Philadelphia, PA 19103-2921, Partner since 1995, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor.

RICHARD W. GRANT (DOB 10/25/45) Assistant Secretary. 1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, the Administrator and the Distributor.

* Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Portfolio as that term is defined in the 1940 Act.
** Messrs. Cooney, Patterson, Peters, Storey and Sullivan serve as members of the Audit Committee of the Portfolio.

The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust. The Trust pays the fees for unaffiliated Trustees.

The following table exhibits Trustee compensation for the fiscal period ended January 31, 2000.

----------------------- ---------------------- -------------------------- -------------------- ----------------------------------

                              Aggregate
                          Compensation From                                                         Total Compensation From
                         Registrant for the      Pension or Retirement     Estimated Annual    Registrant and Fund Complex Paid
                          Fiscal Year Ended    Benefits Accrued as Part      Benefits Upon      to Trustees for the Fiscal Year
Name of Person                 1/31/00             of Fund Expenses           Retirement                Ended 1/31/00*
----------------------- ---------------------- -------------------------- -------------------- ----------------------------------
John T. Cooney          $                                 N/A                     N/A          $_____ for service on 1 board
----------------------- ---------------------- -------------------------- -------------------- ----------------------------------
Robert Patterson        $                                 N/A                     N/A          $_____ for service on 1 board
----------------------- ---------------------- -------------------------- -------------------- ----------------------------------
Eugene B. Peters        $                                 N/A                     N/A          $_____ for service on 1 board
----------------------- ---------------------- -------------------------- -------------------- ----------------------------------
James M. Storey         $                                 N/A                     N/A          $_____ for service on 1 board
----------------------- ---------------------- -------------------------- -------------------- ----------------------------------
George J. Sullivan      $                                 N/A                     N/A          $_____ for service on 1 board
----------------------- ---------------------- -------------------------- -------------------- ----------------------------------
William M. Doran        $                                 N/A                     N/A          $_____ for service on 1 board
----------------------- ---------------------- -------------------------- -------------------- ----------------------------------
Robert A. Nesher        $                                 N/A                     N/A          $_____ for service on 1 board
----------------------- ---------------------- -------------------------- -------------------- ----------------------------------

* For the purposes of this table, the Trust is the only investment company in the Fund Complex.

PERFORMANCE INFORMATION

From time to time, the Trust may advertise yield, effective yield and total return of the Funds. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns.

The Funds may periodically compare their performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds, or to unmanaged indices. These comparisons may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.


COMPUTATION OF YIELD

No representation can be made concerning actual future yields or returns. The yield of the Funds refers to the annualized income generated by an investment in that Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

Yield = 2[((a-b)/cd+1)TO THE POWEROF 6-1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

CALCULATION OF TOTAL RETURN

The total return of the Funds refer to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)TO THE POWER OF n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 payment made at the beginning of the designated time period.

PURCHASING SHARES

Purchases and redemptions may be made through the Distributor on a day on which the New York Stock Exchange and Hancock Bank are open for business (a "Business Day"). Shares of the Portfolios are offered on a continuous basis. Currently, the Funds are closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, President's Day, the Tuesday before Ash Wednesday ("Mardi Gras"), Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.


REDEEMING SHARES

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

A Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which the disposal or valuation of a Funds' securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of any Fund for any period during which the New York Stock Exchange, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

Trading takes place in various markets on days that are not Business Days and the Funds' net asset values are not calculated. As a result, events affecting the values of the Funds' securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in a Funds' calculation of net asset values unless the Adviser determines that the particular event may materially affect net asset value, in which case an adjustment will be made.


DETERMINATION OF NET ASSET VALUE

TREASURY SECURITIES MONEY MARKET FUND AND TAX EXEMPT MONEY MARKET FUND -- The net asset value per share of the Money Market Funds is calculated by adding the value of securities and other assets, subtracting liabilities and dividing by the number of outstanding shares. Securities will be valued by the amortized cost method which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price each Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of each Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by each Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in each Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in each Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

The Money Market Funds' use of amortized cost and the maintenance of each Funds net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. The regulations also require the Trustees to establish procedures that are reasonably designed to stabilize the net asset value per share at $1.00 for each Fund. Such procedures include the determination of the extent of deviation, if any, of each Fund's current net asset value per share calculated using available market quotations from each Fund's amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include: the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if each Fund incurs a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of each Fund in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.

STRATEGIC INCOME BOND FUND AND INCOME AND GROWTH FUND -- The securities of the Fixed Income Funds and the Equity Funds are valued by the Administrator pursuant to valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.


TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Portfolios prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Funds' prospectuses is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

FEDERAL INCOME TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATION AS REGULATED INVESTMENT COMPANY

Each Fund intends to qualify and elect to be treated as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, the Funds expect to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

In order to qualify as a RIC, a Fund must distribute at least 90% of its net investment income (which includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses) and at least 90% of its net Tax Exempt interest income, for each tax year, if any, to its shareholders and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or business.

Although the Funds intend to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, each Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of a Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends-received deduction for corporate shareholders.

PORTFOLIO DISTRIBUTIONS

Distributions of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in additional shares, to the extent of a Fund's earnings and profits. The Funds anticipate that they will distribute substantially all of their investment company taxable income for each taxable year.

A Fund may either retain or distribute to shareholders its excess of net long-term capital gains over net short-term capital losses (net capital gains). If such gains are distributed as a capital gains distribution, they are taxable to shareholders who are individuals at a maximum rate of 20%, regardless of the length of time the shareholder has held shares. If any such gains are retained, a Fund will pay federal income tax thereon.

In the case of corporate shareholders, distributions (other than capital gains distributions) from a RIC, generally qualify for the dividends-received deduction only to the extent of the gross amount of qualifying dividends received by a portfolio for the year. Generally, and subject to certain limitations, a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. Accordingly, such distributions will generally qualify for the corporate dividends-received deduction.

Ordinarily, investors should include all dividends as income in the year of payment. However, dividends declared payable to shareholders of record in October, November or December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholder and paid by a Fund in the year in which the dividends were declared.

A Fund will provide a statement annually to shareholders as to the federal tax status of distributions paid (or deemed to be paid) by a Fund during the year, including the amount of dividends eligible for the corporate dividends-received deduction.

SALE OR EXCHANGE OF PORTFOLIO SHARES

Generally, gain or loss on the sale or exchange of a share will be capital gain or loss that will be long-term if the share has been held for more than twelve months and otherwise will be short-term. For individuals, long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates. However, if a shareholder realizes a loss on the sale, exchange or redemption of a share held for six months or less and has previously received a capital gains distribution with respect to the share (or any undistributed net capital gains of a Fund with respect to such share are included in determining the shareholder's long-term capital gains), the shareholder must treat the loss as a long-term capital loss to the extent of the amount of the prior capital gains distribution (or any undistributed net capital gains of a Fund that have been included in determining such shareholder's long-term capital gains). In addition, any loss realized on a sale or other disposition of shares will be disallowed to the extent an investor repurchases (or enters into a contract or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

In certain cases, a Fund will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has failed to certify to a Fund that such shareholder is not subject to backup withholding.

FEDERAL EXCISE TAX

If a Fund fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short and long term capital gains over short and long term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year), a Fund will be subject to a nondeductible 4% Federal excise tax on the undistributed amounts. A Fund intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon.

STATE AND LOCAL TAXES

A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by a Fund to shareholders and the ownership of shares may be subject to state and local taxes.


PORTFOLIO TRANSACTIONS

A Fund has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees of the Trust, the Adviser is responsible for placing the orders to execute transactions for the Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, a Fund will not necessarily be paying the lowest spread or commission available.

The money market instruments in which a Fund invests are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of a Fund will primarily consist of dealer spreads and underwriting commissions.


TRADING PRACTICES AND BROKERAGE

The Trust selects brokers or dealers to execute transactions for the purchase or sale of Fund securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Trust may allocate some or all commission brokerage business generated by the Trust and accounts under management by the Adviser, to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by the Adviser in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.

As provided in the Securities Exchange Act of 1934 (the "1934 Act"), higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, Fund transactions that generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

The Adviser may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Portfolio may obtain, it is the opinion of the Adviser and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, a Trust, at the request of the Distributor, gives consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

The Adviser may, consistent with the interest of the Funds, select brokers on the basis of the research services they provide to the Adviser. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. If, in the judgment of the Adviser, a Fund or other accounts managed by the Adviser will be benefitted by supplemental research services, the Adviser is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively, or at all, with respect to a Fund or account generating the brokerage, and there can be no guarantee that the Adviser will find all of such services of value in advising the Fund.

It is expected that a Fund may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Portfolio on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

[SINCE THE FUND DOES NOT MARKET ITS SHARES THROUGH INTERMEDIARY BROKERS OR DEALERS, IT IS NOT THE TRUST'S PRACTICE TO ALLOCATE BROKERAGE OR PRINCIPAL BUSINESS ON THE BASIS OF SALES OF ITS SHARES, WHICH MAY BE MADE THROUGH SUCH FIRMS.] However, the Adviser may place portfolio orders with qualified broker-dealers who recommend a Funds' shares to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each Fund, each of which represents an equal proportionate interest in the portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the portfolio. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Fund for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.


SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Fund property for any shareholder held personally liable for the obligations of the Trust.


LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

                            PART C: OTHER INFORMATION

                         POST-EFFECTIVE AMENDMENT NO. 26

Item 23.  Exhibits:


(a) Registrant's Agreement and Declaration of Trust(1), originally filed with the Registrant's Registration Statement on Form N-1A (File
            No. 33-50718) with the Securities and Exchange Commission on
            August 11, 1992, is incorporated herein by reference as exhibit 1 to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
(b) Registrant's By-Laws are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.
(c)         Not Applicable.
(d)(1) Investment Advisory Agreement between the Registrant and Citizens Commercial and Savings Bank with respect to the Golden Oak Diversified Growth Portfolio, the Golden Oak Intermediate-Term Income Portfolio, Golden Oak Michigan Tax Free Bond Portfolio and Golden Oak Prime Obligation Money Market Portfolio, originally filed as exhibit 5(b) with Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on January 13, 1993, is incorporated herein by reference as exhibit 5(a) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
(d)(2) Investment Sub-Advisory Agreement by and among Registrant, Citizens Commercial and Savings Bank and Wellington Management Company, LLP with respect to the Golden Oak Prime Obligation Money Market Portfolio, originally filed as exhibit 5(c), is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on January 13, 1993.
(d)(3)      Investment Advisory Agreement between the Registrant and One
            Valley Bank, National Association with respect to the OVB Portfolios, originally filed as exhibit 5(h) with Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on September 23, 1993, is incorporated herein by reference as exhibit 5(d) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
(d)(4) Investment Sub-Advisory Agreement by and among the Registrant, One Valley Bank, National Association, and Wellington Management Company, LLP with respect to the OVB Prime Obligations Portfolio, originally filed as exhibit 5(i) with Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File
            No. 33-50718) with the Securities and Exchange Commission on September 23, 1993, is incorporated herein by reference as exhibit 5(e) to

            Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
(d)(5) Investment Advisory Agreement between the Registrant and Capitoline Investment Services, Incorporated with respect to the U.S. Government Securities Money Fund, originally filed as exhibit 5(j), with Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on June 2, 1994, is incorporated herein by reference as exhibit 5(f) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
(d)(6) Schedule B to Investment Advisory Agreement between the Registrant and Citizens Commercial & Savings Bank with respect to Golden Oak Growth and Income Portfolio, originally filed as exhibit 5(l) with Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on September 30, 1994 is incorporated herein by reference as exhibit 5(g) to Post-Effective Amendment
            No. 18 filed with the Securities and Exchange Commission on May 30, 1997.
(d)(7) Schedule to the Investment Advisory Agreement between Registrant and Capitoline Investment Services Incorporated with respect to the Prime Obligations Fund, originally filed as exhibit 5(q) with Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on August 11, 1995, is incorporated herein by reference as exhibit 5(h) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
(d)(8) Investment Sub-Advisory Agreement by and among the Registrant and Citizens Bank and Nicholas-Applegate Capital Management with respect to the Golden Oak Diversified Growth Portfolio, originally filed as exhibit 5(u), is incorporated herein by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on March 29, 1996.
(d)(9) Investment Advisory Agreement between the Registrant and One Valley Bank, National Association with respect to the OVB Equity Income Portfolio, is incorporated herein by reference to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on
            Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on February 28, 1997.
(d)(10) Investment Sub-Advisory Agreement by and among the Registrant, Citizens Bank and Systematic Financial Management, L.P. with respect to the Golden Oak Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.
(d)(11) Amendment to Investment Sub-Advisory Agreement between Citizens Bank and Nicholas-Applegate Capital Management is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.
(d)(12) Schedule A to the Investment Advisory Agreement between Registrant and Citizens Bank is incorporated herein by reference to Post-Effective Amendment

            No. 23 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with The Securities and Exchange Commission on April 1, 1999.
(d)(13) Amendment to the Investment Sub-Advisory Agreement by and between Citizens Bank and Systematic Financial Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (File
            No. 33-50718), filed with The Securities and Exchange Commission on April 1, 1999.
(d)(14) Amended Schedule A dated February 22, 1999 to the Investment Advisory Agreement between Registrant and Citizens Bank is incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (File
            No. 33-50718), filed with The Securities and Exchange Commission on April 1, 1999.
(d)(15) Amendment No. 2 dated February 22, 1999 to the Investment Sub-Advisory Agreement between Citizens Bank and Nicholas-Applegate Capital Management is incorporated herein by reference as Exhibit d(15) to Post-Effective Amendment no. 24 filed with the Securities and Exchange Commission on May 28, 1999.

(d)(16) Form of Investment Advisory Agreement between the Registrant and Hancock Bank and Trust with respect to the Hancock Bank Treasury Securities Money Market Fund, Hancock Bank Tax Exempt Money Market Fund, Hancock Bank Growth and Income Fund and Hancock Bank Strategic Income Fund, is filed herewith.


(d)(17) Form of Investment Sub-Advisory Agreement between and among Registrant, Hancock Bank and Trust and Weiss, Peck & Greer L.L.C. with respect to the Hancock Bank Tax Exempt Money Market Fund is filed herewith.



(e)(1) Distribution Agreement between Registrant and SEI Financial Services Company, originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on October 14, 1992, is incorporated herein by reference as exhibit 6(a) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
(e)(2) Transfer Agent Agreement between Registrant and SEI Financial Management Corporation is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on January 13, 1993.
(e)(3) Transfer Agent Agreement between Registrant and Crestar Bank is incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File
            No. 33-50718) filed with the Securities and Exchange Commission on May 31, 1995.
(e)(4) Transfer Agent Agreement between Registrant and Supervised Service Company is incorporated herein by reference to Post-Effective Amendment No. 12 to

            Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on May 31, 1995.
(e)(5) Amendment to Transfer Agent Agreement between Registrant and Crestar Bank dated August 1, 1994 is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.
(e)(6) Amended and restated Schedule A, relating to The Golden Oak Family of Funds, to the Distribution Plan is incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with The Securities and Exchange Commission on April 1, 1999.

(e)(7) Form of Transfer Agency and Service Agreement between Registrant and Hancock Bank and Trust is filed herewith.

(f)         Not Applicable.
(g)(1) Custodian Agreement between Registrant and CoreStates Bank N.A., originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on October 14, 1992, is incorporated herein by reference as exhibit 8(a) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
(g)(2) Custodian Agreement between Registrant and Crestar Bank, originally filed with Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on June 2, 1994, is incorporated herein by reference as exhibit 8(b) to Post-Effective Amendment No. 18 filed with the Securities and Exchange Commission on May 30, 1997.
(g)(3) Amendment to Custodian Agreement between Registrant and Crestar Bank dated August 1, 1994 is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.

(g)(4) Form of Custody Agreement between Registrant and Hancock Bank and Trust is filed herewith.

(h)(1) Administration Agreement between Registrant and SEI Financial Management Corporation with Schedule dated January 28, 1993 for the Golden Oak Portfolios and forms of Schedule for the California Tax Exempt Portfolio and Institutional Tax Free Portfolio, originally filed as exhibit 5(a), is incorporated herein by reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on July 29, 1993.
(h)(2) Schedule, relating to the OVB Prime Obligations, OVB Capital Appreciation, OVB Emerging Growth, OVB Government Securities and OVB West Virginia Tax-Exempt Income Portfolios (the "OVB Portfolios"), to Administration Agreement by and between the Registrant and SEI Financial Management Corporation dated as of January 28, 1993 is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File
            No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.
(h)(3) Schedule relating to U.S. Government Securities Money Fund, to Administration Agreement by and between Registrant and SEI Financial Management Corporation is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.
(h)(4) Schedule dated May 19, 1997, relating to the Golden Oak Portfolios, to Administration Agreement by and between Registrant and SEI Fund Resources is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.
(h)(5) Administration Agreement between Registrant and SEI Financial Corporation with Schedule dated January 28, 1993 as amended and restated on May 17, 1994 for Golden Oak Portfolios, the Prudential Portfolios and the OVB Portfolios, originally filed as exhibit 5(o) with Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on May 31, 1995, is incorporated herein by reference as exhibit 9(e) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
(h)(6) Administration Agreement between Registrant and SEI Financial Management Corporation with Schedule dated August 1, 1994, originally filed as exhibit 5(p) with Post-Effective Amendment
            No. 12 to Registrant's Registration Statement on Form N-1A (File
            No. 33-50718) with the Securities and Exchange Commission on May 31, 1995, is incorporated herein by reference as exhibit 9(f) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
(h)(7) Schedule relating to the Prime Obligations Fund, to Administration Agreement by and between Registrant and SEI Financial Management Corporation, originally filed as exhibit 5(p) with Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on August 11, 1995, is incorporated herein by reference as exhibit 9(g) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
(h)(8) Consent to Assignment and Assumption of Administration Agreement between the Registrant and SEI Financial Management Corporation, dated January 28, 1993, to SEI Fund Resources is incorporated herein by reference as exhibit 9(h) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
(h)(9) Consent to Assignment and Assumption of Administration Agreement between the Registrant and SEI Financial Management Corporation, dated June 1, 1996, to SEI Fund Resources is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.
(h)(10)     Schedule dated November 23, 1998 to the Administration
            Agreement, relating to the OVB Family of Funds, between the Registrant and SEI Financial Management Corporation is incorporated herein by reference to Post-Effective Amendment
            No. 23 to Registrant's Registration Statement on Form N-1A
            (File No. 33-50718), filed with The Securities and Exchange Commission on April 1, 1999.
(h)(11) Schedule dated February 22, 1999 to the Administration Agreement, relating to The Golden Oak Family of Funds, between the Registrant and SEI Fund Resources is incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with The Securities and Exchange Commission on April 1, 1999.

(h)(12) Schedule relating to the Hancock Bank Treasury Securities Money Market Fund, Hancock Bank Tax Exempt Money Market Fund, Hancock Bank Strategic Income Fund and Hancock Bank Growth and Income Fund, to the Administration Agreement by and between Registrant and SEI Fund Resources is filed herewith.

(i)         Not Applicable.
(j)         Not Applicable.
(k)         Not Applicable.
(l)         Not Applicable.
(m)(1) Registrant's Distribution Plan with respect to the Class B shares of the Golden Oak Portfolios (except Golden Oak Growth and Income Portfolio), originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on October 14, 1992, is incorporated herein by reference as exhibit 15(a) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
(m)(2) Registrant's Distribution Plan with respect to the Class B shares of the OVB Portfolios, originally filed with Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File
            No. 33-50718) with the Securities and

            Exchange Commission on September 23, 1993, is incorporated herein by reference as exhibit 15(b) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
(m)(3) Registrant's Distribution Plan with respect to the Class B Shares of the Golden Oak Growth and Income Portfolio is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.
(m)(4) Rule 18f-3 Multi-Class Plan, originally filed with Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on May 31, 1995, is incorporated herein by reference as exhibit 15(d) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.

(n) Amended and restated Rule 18f-3 Multi-Class Plan and Certificates of Class Designation filed herewith.

(o)         Not Applicable.

(p)(1) SEI Investments Company Code of Ethics and Insider Trading Policy dated January 2000 is filed herewith.
(p)(2) Systematic Financial Management, L.P., Code of Ethics dated January 1999 is filed herewith.
(p)(3)      Citizens Bank Code of Ethics is filed herewith.
(p)(4) Wellington Management Company, LLP, Code of Ethics is filed herewith.
(p)(5)      Weiss, Peck & Greer, L.L.C., Code of Ethics is filed herewith.
(p)(6)      One Valley Bank, N.A., Code of Ethics is filed herewith.
(p)(7)      Hancock Bank and Trust Code of Ethics is filed herewith.
(p)(8) Nicholas-Applegate Capital Management, LP, Code of Ethics will be filed by later amendment.


(q)(1) Powers of Attorney for John T. Cooney, William M. Doran, Frank E. Morris, Mark E. Nagle, Robert A. Nesher, Robert A. Patterson, Eugene
            B. Peters and James M. Storey are incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A (File No. 33-050718), filed with the Securities and Exchange Commission on December 30, 1998.


(q)(2) Power of Attorney for George J. Sullivan, Jr. is incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 28, 1999.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

      See the Prospectuses and the Statement of Additional Information regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Investments Company which also controls the distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

ITEM 25. INDEMNIFICATION:

      Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of

Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

      Other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:


CITIZENS BANK

     Citizens Bank ("Citizens Bank"), is an Investment Adviser for the Registrant's Golden Oak Funds. The principal address of Citizens Bank is One Citizens Banking Plaza, Flint, Michigan 48502. Citizens Bank is an investment adviser registered under the Advisers Act.



NAME AND POSITION                                                           CONNECTION WITH
WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY                  OTHER COMPANY
--------------------------           ----------------------------------     -------------------------
Victor E. George                     Victor George Oldsmobile, Inc.         Chairman
  Chairman
                                     Citizens Banking Corporatio            Director
Charles R. Weeks                     Citizens Banking Corporation           Chairman
James L. Wolohan                     Wolohan Lumber Co.                     Chairman, President & CEO
Edward P. Abbott                     Abbott's Meat, Inc.                    President & CEO
  Director                           Citizens Banking Corporation           Director
John W. Ennest                       Citizens Banking Corporation           Vice Chairman, CFO and
  Director                                                                  Treasurer
George H. Kossaras                   Spring's Drug Store, Inc.              President & CEO
  Director                           Citizens Banking Corporation           Director
Gerald Schreiber                     Royalite Co.                           Vice President
  Director
William C. Shedd                     Winegarden, Shedd, Haley               Attorney & Partner
  Director                           Lindholm & Robertson
                                     Citizens Banking Corporation           Director
Joseph G. Shomsky                    Massachusetts Mutual Insurance         Insurance Director
                                     Company
James E. Truesdell                   The Austin Group                       President & Secretary
  Director                           Citizens Banking Corporation           Director
Robert J. Vitito                     Citizens Banking Corporation           President, CEO
                                                                            President & Chairman
                                                                            of the Board



NAME AND POSITION                                                           CONNECTION WITH
WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY                  OTHER COMPANY
--------------------------           ----------------------------------     -------------------------
Kendall B. Williams                  The Williams Firm, Inc.                Attorney at Law
  Director
                                     Citizens Banking Corporation           Director
Ada C. Washington                                                           Community Volunteer; Director
Gary P. Drainville                   Citizens Banking Corporation           Executive Vice President
Wayne G. Schaeffer                   Citizens Banking Corporation           Executive Vice President
                                                                            Senior Executive Vice
                                                                            President; Chief Financial
                                                                            Officer and Director; Chief
                                                                            Operating Officer
Dana A. Czmer
  Senior Vice President
  and Trust Officer
Thomas W. Gallagher                  Citizens Banking Corporation           Senior Vice President,
                                                                            General Counsel, Secretary
Gary O. Clark                        Citizens Banking Corporation           Executive Vice President
  CEO, Director                      Citizens Bank Illinois, N.A.           President
Edward P. Majask
Senior Vice President and Senior
  Investment Officer
Richard J. Mitsdarfer                Citizens Banking Corporation           Senior Vice President &
Senior Vice President and General                                           General Auditor
  Auditor
Edward H. Newman                     Citizens Banking Corporation           Vice President & Assistant
Senior Vice President, Cashier &                                            Secretary
  Secretary
Thomas C. Shafer
Senior Vice President
Lawrence G. Southwell
Senior Vice President
Richard T. Albee
Senior Vice President
Marilyn K. Allor
Senior Vice President
Daniel E. Bekemeier
Senior Vice President &
  Controller
Dennis R. Johnston
Senior Vice President
Vicent V. Maysura
Senior Vice President
James M. VanTiflin
Director
Joseph F. Smith                      Citizens Bank--Sturgis
Community President & Director
Richard J. DeVries                   Citizens Bank--Ypsilanti
Community President & Director
Nicholas J. Cilfone                  Citizens Banking Corporation           Senior Vice President
Hugo E. Braun, Jr.                   Braun Kendrick Finbeiner, P.L.C.       Attorney at Law
Joseph P. Day                        Bauner Engineering & Sales, Inc.       President
Richard J. Dolinski                  Dolinski Associates, Inc.              President
James M. Franklin                    Worthington Steel Company              Vice President & General Manager
Frank Kern, III                      Maxitrol Company                       President
Philip G. Miller                     Miller Tool & Die Co.                  President
Richard N. Robb                                                             Dentist

ONE VALLEY BANK, NATIONAL ASSOCIATION

     One Valley Bank, National Association ("One Valley Bank"), is an Investment Adviser for the Registrant's Funds. The principal address of One Valley Bank is One Valley Square, Charleston, West Virginia 25301.



NAME AND POSITION                    CONNECTION WITH                        NAME OF OTHER
                                     INVESTMENT ADVISER                     COMPANY
--------------------------           ----------------------------------     -------------------------
J. Holmes Morrison                   One Valley Bancorp                     President & Chief Executive
Chairman of the Board                                                       Officer
Phyllis H. Arnold                    One Valley Bancorp                     Director
Director, President & Chief          One Valley Bancorp                     Executive Vice President
  Executive Officer
Charles M. Avampato                  Clay Foundation, Inc.                  President
Director                             One Valley Bancorp                     Director
Robert F. Baronner                   One Valley Bancorp                     Chairman of the Board
Director                                                                    of Directors
Herald R. Baughman
Senior Vice President
Gary L. Brown                                                               Parkerburg Region
Region President
James K. Brown                        Jackson & Kelly                       Attorney, Partner
Director                              One Valley Bancorp                    Director
Lloyd P. Calvert
Senior Vice President
John T. Chambers                      Ravenswood Land Co. and Mt. Alpha     President
Director                              Development Co.                       Director
                                      One Valley Bancorp
Nelle Ratrie Chilton                  Dickinson Fuel Co.                    Director
Director                              Terra Co., Inc.                       Director
                                      Terra Care, Inc.                      Director
                                      Terra Salis, Inc.                     Director
                                      TerraSod, Inc.                        Director
                                      One Valley Bancorp                    Director
Anthony N. Ciliberti
General Auditor
Bernice J. Deem
Senior Vice President
Ray Marshall Evans, Jr.               Chesapeake Mining Co. & Hubbard       President
                                      Properties
Director                              Geary Securities                      Vice President
Jane Fleming
Senior Vice President
Brian Fox
Senior Vice President
Robert F. Goldsmith                   Cascades Coal Sales, Inc.             President
Director                              Sentry Resource Associates, Inc.      Executive Vice President
Phillip H. Goodwin                    CAMCARE                               President
Director                                                                    Director
                                      One Valley Bancorp
O. Nelson Jones                       Madison Coal & Supply Company         President
Director                              Amherst Industries, Inc.              Vice President

NAME AND POSITION                    CONNECTION WITH                        NAME OF OTHER
                                     INVESTMENT ADVISER                     COMPANY
--------------------------           ----------------------------------     -------------------------
William M. Kidd
Senior Vice President
Carl E. Little                                                                 Vice Chairman (retired)
Director
David E. Lowe                      Intelos                                     President
William A. Rice, Jr.               Airgas Direct                               President
Director                           Industrial
Steven M. Rubin
Director
Edward H. Maier                    General Corporation                         President
Director                           One Valley Bancorp                          Director
Roger D. Mooney
Senior Vice President
John F. Mork                                                                   President
Director
Harold E. Neely
Senior Vice President
Robert O. Orders, Sr.              Orders Construction Company                 Chief Executive Officer
Director                           One Valley Bancorp                          Director
John L. D. Payne                   Payne-Gallatin Mining Co.                   President
Director                           One Valley Bancorp                          Director
Angus E. Peyton                    Brown & Peyton                              Attorney & Partner
Director                           One Valley Bancorp                          Director
                                                                               Director
Brent D. Robinson                  One Valley Bancorp, President & CEO         Senior Vice President
                                   One Valley Bank of Boston
K. Richard C. Sinclair             Jefferds Corporation                        President
Director
James C. Smith                     O.V. Smith & Sons of Big                    President
Director                           Chimney, Inc.                               Vice President
Michael W. Stajduhar
Senior Vice President
James R. Thomas II                                                             Chairman (retired)
Director
J. Randy Valentine
Senior Vice President
Dr. Edwin H. Welch                 University of Charleston                    President
Director                           One Valley Bank, N.A.
John Henry Wick III                Dickinson Fuel Co., Inc.                    Vice President
Director
Thomas D. Wilkerson                Northwestern Mutual Life Insurance          Senior Agent
Director                           Company
James D. Williams
Director
James A. Winter
Senior Vice President
Jack B. Young
Senior Vice President
John F. Ziebold
Senior Vice President

NAME AND POSITION                    CONNECTION WITH                        NAME OF OTHER
                                     INVESTMENT ADVISER                     COMPANY
--------------------------           ----------------------------------     -------------------------
Robert K. Welty
Senior Vice President
John O'Donovan
Senior Vice President
John A. Derito
Senior Vice President
Michael H. Spangler
Senior Vice President

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT

     Nicholas-Applegate Capital Management ("Nicholas-Applegate"), is a Sub-Adviser for the Registrant's Funds. The principal address of Nicholas-Applegate is 600 West Broadway, 29th Floor, San Diego, California 92101. Nicholas-Applegate is an investment adviser registered under the Advisers Act.



        NAME AND POSITION WITH                                                       CONNECTION WITH OTHER
          INVESTMENT ADVISER                     NAME OF OTHER COMPANY                       COMPANY
---------------------------------------- ------------------------------------- -------------------------------------
Thomas E. Bleakley                                        --                                    --
Limited Partner of LP

William H. Chenoweth                                      --                                    --
Limited Partner of LP

Laura Stanley DeMarco                                     --                                    --
Limited Partner of LP

Andrew B. Gallagher                      Nicholas-Applegate Capital              Partner, Portfolio Manager,
Limited Partner of LP                    Management                              Institutional Equity Management

Richard E. Graf                                           --                                    --
Limited Partner of LP



Peter J. Johnson                                          --                                    --
Limited Partner of LP

Jill B. Jordon                           Nicholas-Applegate Capital              Head of Global Sales and Marketing
Limited Partner of LP                    Management

                                         Nicholas-Applegate Securities           Senior Vice President and Head of
                                                                                 Institutional Business

John J. Kane                                              --                                    --
Limited Partner of LP

James E. Kellerman                                        --                                    --
Limited Partner of LP

George C. Kenney                                          --                                    --
Limited Partner of LP

Pedro V. Marcal                                           --                                    --
Limited Partner of LP

James T. McComsey                                         --                                    --
Limited Partner of LP

John J.P. McDonnell                      Nicholas-Applegate Capital              COO
Limited Partner of LP                    Management

Edward B. Moore, Jr.                                      --                                    --
Limited Partner of LP

Loretta J. Morris                                         --                                    --
Limited Partner of LP

Arthur E. Nicholas                       Nicholas-Applegate Securites            President, Chairman
Managing Partner
                                         Nicholas-Applegate Capital Managment    Managing Partner, President of
                                                                                 General Partner, CIO

John R. Pipkin                                            --                                    --
Limited Partner of LP

Frederick S. Robertson                   Nicholas-Applegate Capital              CIO/Fixed Income
Limited Partner of LP                    Management



Catherine C. Somhegyi                    Nicholas-Applegate Capital              CIO, Global Equity Management,
Limited Partner of LP                    Management                              Partner, and Portfolio Manager

Lawrence S. Speidell                                      --                                    --
Limited Partner of LP

Todd L. Spillane                                          --                                    --
Vice President, Director of
Compliance

James W. Szabo                           Nichoas-Applegate Capital               General Partner of Global Holding
Limited Partner of LP                    Management Holdings LP                  and Nicholas-Applegate Capital
                                                                                 Management

                                         Nicholas-Applegate Capital              General Partner of General Partner
                                         Management Holdings Inc.

                                         Nicholas-Applegate Capital              Limited Partner of LP
                                         Management Inc.

Nicholas-Applegate Global                                 --                                    --
Holding Co. LP
Limited Partner

Nicholas-Applegare Capital                                --                                    --
Management, Inc.
Limited Partner of Limited
Partner



     Systematic Financial Management, LP ("Systematic") is a Sub-Adviser for the Registrant's Funds. The principal business address of it is 300 Frank W. Burr Boulevard, Glenpoint East, Teaneck, New Jersey 07666. Systematic is an investment adviser registered under the Adviser Act.



        NAME AND POSITION WITH                                                       CONNECTION WITH OTHER
          INVESTMENT ADVISER                    NAME OF OTHER COMPANY                       COMPANY
---------------------------------------- ------------------------------------- -------------------------------------
Gyanendra K. Joshi
Senior Managing Director
Chief Investment Officer

Daniel K. McCreesh
Managing Director


Francis T. McGee
Senior Managing Director/COO
                                         Frank McGee Associates                President
Kenneth W. Burgess III
Director



     Wellington Management Company, LLP ("Wellington") is a Sub-Adviser for the Registrant's Funds. The principal business address of it is 75 State Street, Boston, Massachusetts 02109. Wellington is an investment adviser registered under the Adviser Act.




        NAME AND POSITION WITH                                                        CONNECTION WITH OTHER
          INVESTMENT ADVISER                    NAME OF OTHER COMPANY                         COMPANY
---------------------------------------- ------------------------------------- -------------------------------------
Kenneth Lee Abrams
  General Partner

Nicholas Charles Adams
  General Partner

Rand Charles Alexander
  General Partner

Deborah Louise Allison
  General Partner

James Halsey Averill
  General Partner

Karl E. Bandtel
  General Partner

Marie-Claude Petit Bernal
  General Partner

William Nicholas Booth
  General Partner

Paul Braverman
  General Partner

Robert A. Bruno
  General Partner

Pamela Dippel
  General Partner

Robert Wren Doran                        Wellington Trust Company, NA            Director & Chairman of the Board
  General Partner                                                                and of the Executive Committee

Charles Townsend Freeman
  General Partner

Laurie Allen Gabriel
  General Partner

Frank Joseph Gilday, III
  General Partner

John Herrick Gooch                       Wellington Management International     Partner
  General Partner
                                         Wellington Trust Compnay, NA            Director & Vice President

Nicholas Peter Greville                  Wllington Management International      Partner
  General Partner

Paul J. Hammel
  General Partner

William Claude Sandifer Hicks
  General Partner

Paul David Kaplan
  General Partner

John Charles Keogh
  General Partner

George Cabot Lodge, Jr.
  General Partner

Nancy T. Lukitsh                         Wellington Trust Company, NA            Director & Vice President
  General Partner

Mark T. Lynch
  General Partner

Christine Smith Manfredi
  General Partner

Patrick John McCloskey
  General Partner

Earl Edward McEvoy
  General Partner

Duncan Mathieu McFarland                 Wellington Management International     Partner
  General Partner
                                         Wellington Trust Company, NA            Director & Vice Chairman

Paul Mulford Mecray, III
  General Partner

Matthew Edward Megargel
  General Partner

James Nelson Mordy
  General Partner

Diane Carol Nordin
  General Partner

Stephen T. O'Brien
  General Partner

Edward Paul Owens
  General Partner

Saul Joseph Pannell
  General Partner

Thomas Louis Pappas
  General Partner

David Minter Parker
  General Partner

Jonathan Martin Payson                   Wellington Trust Company, NA            Director & President
  General Partner

Stephen Michael Pazuk                    Wellington Management International     Partner
  General Partner

Robert Douglas Rands
  General Partner

Eugene Edward Record, Jr.
  General Partner

James Albert Rullo
  General Partner

John Robert Ryan
  General Partner

Joseph Harold Schwartz
  General Partner

Theodore Shasta
  General Partner

Binkley Calhoun Shorts
  General Partner

Trond Skramstad
  General Partner

Catherine Anne Smith
  General Partner

Stephen Albert Soderberg
  General Partner

Brendan James Swords
  General Partner

Harriett Tee Taggart
  General Partner

Perry Marques Traquina
  General Partner

Gene Roger Tremblay
  General Partner

Mary Ann Tynan
  General Partner

Clare Villari
  General Partner

Ernst Hans von Metzsch
  General Partner

James Leland Walters                     Wellington Trust Company, NA            Director, Senior Trust Officer &
  General Partner                                                                Trust Counsel

Kim Williams
  General Partner

Francis Vincent Wisneski, Jr.
  General Partner



WEISS, PECK AND GREER ("WPG") is a Sub-Adviser for the Registrant's Funds. The principal business address for WPG is One New York Plaza, New York, NY 10004. WPG is an investment adviser registered under the Advisers
Act.

        NAME AND POSITION WITH                                                      CONNECTION WITH OTHER
          INVESTMENT ADVISER                     NAME OF OTHER COMPANY                     COMPANY
---------------------------------------- ------------------------------------- -------------------------------------
Stephen Henry Weiss                      WPG Fund & Tudor Fund                   Sr. E.V.P. and Chairman
  Chairman of the Executive
  Committee, Member                      Weiss, Peck & Greer Funds Trust         Sr. E.V.P. and Chairman
  Managing Board
                                         WPG Growth Fund                         Sr. E.V.P. and Chairman

                                         WPG International Fund                  Sr. E.V.P. and Chairman

Phillip Greer                                             --                                    --
  Senior Managing Principal,
  Member Managing Board

Roger James Weiss                        WPG & Tudor Fund                        Chairman
  Senior Managing Principal,
  Member Managing Board                  Weiss, Peck & Greer Funds Trust         Chairman

                                         WPG Growth Fund
                                                                                 Chairman
                                         WPG International Fund
                                                                                 Chairman

Mitchell E. Cantor                                        --                                    --
  Principal, Member
  Managing Board

Gill Rudy Cogan                                           --                                    --
   Principal, Member
   Managing Board

Ronald Monroe Hoffner                                     --                                    --
   Principal, Chief Financial
   Officer

Cornelis T. L. Korthout                                   --                                    --
   Member, Executive
   Committee

Wesley Warren Lang, Jr.                                   --                                    --
  Principal

Haakan Sub L.P.                                           --                                    --

Mulco Sub L.P.                                            --                                    --

Richard S. Pollack                                        --                                    --
  Principal/General Counsel

Daeninck, Gery A.M.J.                                     --                                    --
  Member, Managing Board

Korteweg, Pieter                                          --                                    --
  Member, Managing Board

Jacob J. Van Duijin                                       --                                    --
  Member, Managing Board

Willem P.M. van der Schoot                                --                                    --
  Member, Managing Board


      Hancock Bank and Trust ("Hancock Bank") is an Adviser for the Registrant's Funds. The principal business address for Hancock Bank is One Hancock Plaza, P.O. Box 4019, Gulfport, Mississippi 39502. Hancock Bank is an investment adviser registered under the Advisers Act.


      A list of officers and directors of Hancock Bank will be filed by later amendment.

      To the Registrant's knowledge, none of the directors or officers of PIMC, except as set forth in the filings referred to below, is, or has been at any time during the Registrant's past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers and certain executives of PIMC also hold various positions with, and engage in business for, PNC Bank Corp., which indirectly owns all the outstanding stock of PIMC, or other subsidiaries of PNC Bank Corp. Set forth in the filings referred to below are the names and principal businesses of the directors and certain executives of PIMC who are engaged in any other business, profession, vocation or employment of a substantial nature.

      The information required by this Item 26 with respect to each director, officer and partner of PIMC is incorporated by reference to Schedules A and D of Form ADV, filed by PNC Institutional Management Corporation pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-13304).

ITEM 27. PRINCIPAL UNDERWRITERS:

      (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

      Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust                                       July 15, 1982
SEI Liquid Asset Trust                                       November 29, 1982
SEI Tax Exempt Trust                                         December 3, 1982
SEI Index Funds                                              July 10, 1985
SEI Institutional Managed Trust                              January 22, 1987
SEI Institutional International Trust                        August 30, 1988
The Advisors' Inner Circle Fund                              November 14, 1991
The Pillar Funds                                             February 28, 1992
CUFUND                                                       May 1, 1992
STI Classic Funds                                            May 29, 1992
First American Funds, Inc                                    November 1, 1992
First American Investment Funds, Inc                         November 1, 1992
Boston 1784 Funds(R)                                         June 1, 1993
The PBHG Funds, Inc                                          July 16, 1993
Morgan Grenfell Investment Trust                             January 3, 1994
The Achievement Funds Trust                                  December 27, 1994
Bishop Street Funds                                          January 27, 1995
STI Classic Variable Trust                                   August 18, 1995
ARK Funds                                                    November 1, 1995
Huntington Funds                                             January 11, 1996
SEI Asset Allocation Trust                                   April 1, 1996
TIP Funds                                                    April 28, 1996
SEI Institutional Investments Trust                          June 14, 1996
First American Strategy Funds, Inc                           October 1, 1996
HighMark Funds                                               February 15, 1997
Armada Funds                                                 March 8, 1997
PBHG Insurance Series Funds, Inc                             April 1, 1997
The Expedition Funds                                         June 9, 1997
Alpha Select Funds                                           January 1, 1998
Oak Associates Funds                                         February 27, 1998
The Nevis Fund, Inc                                          June 29, 1998

The Parkstone Group of Funds                                 September 14, 1998
CNI Charter Funds                                            April 1, 1999
Armada Advantage Fund                                        May 1, 1999
Amerindo Funds, Inc.                                         July 1, 1999
Huntington VA Fund                                           October 15, 1999
Friends Ivory Funds                                          December 16, 1999


      The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

      (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456

                           Position and Office                                  Positions and Offices
Name                       with Underwriter                                     with Registrant
----                       ----------------                                     ---------------
Alfred P. West, Jr.        Director, Chairman of the Board of Directors                   --
Henry H. Greer             Director                                                       --
Carmen V. Romeo            Director                                                       --
Gilbert L. Beebower        Executive Vice President                                       --
Richard B. Lieb            Executive Vice President                                       --
Dennis J. McGonigle        Executive Vice President                                       --
Robert M. Silvestri        Chief Financial Officer & Treasurer                            --
Leo J. Dolan, Jr.          Senior Vice President                                          --
Carl A. Guarino            Senior Vice President                                          --
Larry Hutchison            Senior Vice President                                          --
Jack May                   Senior Vice President                                          --
Hartland J. McKeown        Senior Vice President                                          --
Barbara J. Moore           Senior Vice President                                          --
Kevin P. Robins            Senior Vice President & General Counsel               Vice President
                                                                                 Assistant Secretary
Patrick K. Walsh           Senior Vice President                                          --
Robert Aller               Vice President                                                 --
Gordon W. Carpenter        Vice President                                                 --
Timothy D. Barto           Vice President & Assistant Secretary                  Vice President,
                                                                                 Assistant Secretary
Todd Cipperman             Vice President & General Counsel                      Vice President,
                                                                                 Assistant Secretary
S. Courtney E. Collier     Vice President & Assistant Secretary                           --
Robert Crudup              Vice President & Managing Director                             --
Barbara Doyne              Vice President                                                 --
Jeff Drennen               Vice President                                                 --


James Foggo                Vice President & Assistant Secretary                  Vice President,
                                                                                 Assistant Secretary
Vic Galef                  Vice President & Managing Director                             --
Lydia A. Gavalis           Vice President & Assistant Secretary                  Vice President,
                                                                                 Assistant Secretary
Greg Gettinger             Vice President & Assistant Secretary                           --
Kathy Heilig               Vice President                                                 --
Jeff Jacobs                Vice President                                                 --
Samuel King                Vice President                                                 --
Kim Kirk                   Vice President & Managing Director                             --
John Krzeminski            Vice President & Managing Director                             --
Carolyn McLaurin           Vice President & Managing Director                             --
W. Kelso Morrill           Vice President                                                 --
Mark Nagle                 Vice President                                        Controller &Chief
                                                                                 Financial Officer
Joanne Nelson              Vice President                                                 --
Joseph M. O'Donnell        Vice President & Assistant Secretary                  Vice President,
                                                                                 Assistant Secretary
Sandra K. Orlow            Vice President & Assistant Secretary                  Vice President,
                                                                                 Assistant Secretary
Cynthia M. Parrish         Vice President & Assistant Secretary                           --
Kim Rainey                 Vice President                                                 --
Rob Redican                Vice President                                                 --
Maria Rinehart             Vice President                                                 --
Mark Samuels               Vice President & Managing Director                             --
Steve Smith                Vice President                                                 --
Daniel Spaventa            Vice President                                                 --
Kathryn L. Stanton         Vice President & Assistant Secretary                           --
Lydia J. Streigel          Vice President & Assistant Secretary                  Vice President,
                                                                                 Assistant Secretary
Lori L. White              Vice President & Assistant Secretary                           --
Wayne M. Withrow           Vice President & Managing Director                             --

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS:

      Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

      (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
      (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

                        First Union National Bank
                        123 Broad Street
                        Philadelphia, PA 19109

                        HANCOCK BANK FUNDS
                        Hancock Bank and Trust
                        One Hancock Plaza
                        P.O. Box 4019
                        Gulfport, MS 39502


      (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D);
      (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

                        SEI Investment Mutual Funds Services
                        Oaks, PA 19456

      (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Advisers:

                        GOLDEN OAK PORTFOLIOS
                        Citizens Bank
                        One Citizens Banking Plaza
                        Flint, MI 48502

                        Wellington Management Company, LLP
                        75 State Street
                        Boston, MA 02109

                        Systematic Financial Management, L.P.
                        300 Frank W. Burr Blvd.
                        Glenpointe East, 7th Floor
                        Teaneck, NJ 07666

                        Nicholas-Applegate Capital Management LP
                        600 West Broadway
                        29th Floor
                        San Diego, CA 92101

                        OVB PORTFOLIOS
                        One Valley Bank, National Association
                        One Valley Square
                        Charleston, WV 25301

                        Wellington Management Company, LLP
                        75 State Street
                        Boston, MA 02109

                        HANCOCK BANK FUNDS
                        Hancock Bank
                        One Hancock Plaza

                        P.O. Box 4019
                        Gulfport, MS 39502

                        Weiss, Peck & Greer, LLC
                        One New York Plaza
                        New York, NY 10004

ITEM 29. MANAGEMENT SERVICES:

      None.

ITEM 30. UNDERTAKINGS:




      None.

                                     NOTICE

      A copy of the Agreement and Declaration of Trust for The Arbor Fund is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused Post-Effective Amendment No. 26 to be Registration Statement No. 33-50718 signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 16th day of March, 2000.

                                                     THE ARBOR FUND

                                                     By:  /s/ MARK E. NAGLE
                                                          -----------------
                                                     Mark E. Nagle, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.


        *                            Trustee                     March 16, 2000
-------------------------------
John T. Cooney

        *                            Trustee                     March 16, 2000
-------------------------------
William M. Doran

        *                            Trustee                     March 16, 2000
-------------------------------
Robert A. Nesher

        *                            Trustee                     March 16, 2000
-------------------------------
Robert A. Patterson

        *                            Trustee                     March 16, 2000
-------------------------------
Eugene B. Peters

        *                            Trustee                     March 16, 2000
-------------------------------
James M. Storey

        *                            Trustee                     March 16, 2000
-------------------------------
George J. Sullivan

/s/ Mark E. Nagle                    President, Controller &     March 16, 2000
-------------------------------      Chief Financial Officer
Mark E. Nagle


*By:     /s/ MARK E. NAGLE
         -----------------
         Mark E. Nagle
         Attorney-in-fact

                                  EXHIBIT INDEX

EXHIBIT

EX-99.A     Registrant's Agreement and Declaration of Trust, originally filed with the Registrant's Registration Statement on Form N-1A (File
            No. 33-50718) with the Securities and Exchange Commission on
            August 11, 1992, is incorporated herein by reference as exhibit 1 to
            Post-Effective Amendment No. 17 filed with the Securities and
            Exchange Commission on April 2, 1997.
EX-99.B     Registrant's By-Laws are incorporated herein by reference to
            Post-Effective Amendment No. 20 to Registrant's Registration
            Statement on Form N-1A (File No. 33-50718), filed with the
            Securities and Exchange Commission on March 30, 1998.
EX-99.C     Not Applicable.
EX-99.D1    Investment Advisory Agreement between the Registrant and Citizens
            Commercial and Savings Bank with respect to the Golden Oak
            Diversified Growth Portfolio, the Golden Oak Intermediate-Term
            Income Portfolio, Golden Oak Michigan Tax Free Bond Portfolio and
            Golden Oak Prime Obligation Money Market Portfolio, originally filed as exhibit 5(b) with Pre-Effective Amendment No. 2 to Registrant's
            Registration Statement on Form N-1A (File No. 33-50718) with the
            Securities and Exchange Commission on January 13, 1993, is incorporated herein by reference as exhibit 5(a) to Post-Effective
            Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
EX-99.D2    Investment Sub-Advisory Agreement by and among Registrant, Citizens
            Commercial and Savings Bank and Wellington Management Company, LLP with respect to the Golden Oak Prime Obligation Money Market
            Portfolio, originally filed as exhibit 5(c), is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's
            Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on January 13, 1993.
EX-99.D3    Investment Advisory Agreement between the Registrant and One Valley
            Bank, National Association with respect to the OVB Portfolios, originally filed as exhibit 5(h) with Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File
            No. 33-50718) with the Securities and Exchange Commission on
            September 23, 1993, is incorporated herein by reference as exhibit 5(d) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
EX-99.D4    Investment Sub-Advisory Agreement by and among the Registrant, One
            Valley Bank, National Association, and Wellington Management
            Company, LLP with respect to the OVB Prime Obligations Portfolio originally filed as exhibit 5(i) with Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File
            No. 33-50718) with the Securities and Exchange Commission on
            September 23, 1993, is incorporated herein by reference as exhibit 5(e) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.

EX-99.D5    Investment Advisory Agreement between the Registrant and Capitoline
            Investment Services, Incorporated with respect to the U.S.
            Government Securities Money Fund, originally filed as exhibit 5(j)
            with Post-Effective Amendment No. 9 to Registrant's Registration
            Statement on Form N-1A (File No. 33-50718) with the Securities and
            Exchange Commission on June 2, 1994, is incorporated herein by reference as exhibit 5(f) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
EX-99.D6    Schedule B to Investment Advisory Agreement between the Registrant and Citizens Commercial & Savings Bank with respect to Golden Oak
            Growth and Income Portfolio, originally filed as exhibit 5(l) with
            Post-Effective Amendment No. 10 to Registrant's Registration
            Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on September 30, 1994 is incorporated herein by reference as exhibit 5(g) to Post-Effective Amendment No. 18 filed with the Securities and Exchange Commission on May 30, 1997.
EX-99.D7    Schedule to the Investment Advisory Agreement between Registrant and
            Capitoline Investment Services Incorporated with respect to the
            Prime Obligations Fund, originally filed as exhibit 5(q) with
            Post-Effective Amendment No. 13 to Registrant's Registration
            Statement on Form N-1A (File No. 33-50718) with the Securities and
            Exchange Commission on August 11, 1995, is incorporated herein by reference as exhibit 5(h) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
EX-99.D8    Investment Sub-Advisory Agreement by and among the Registrant and
            Citizens Bank and Nicholas-Applegate Capital Management with respect to the Golden Oak Diversified Growth Portfolio, originally filed as exhibit 5(u), is incorporated herein by reference to Post-Effective
            Amendment No. 14 to Registrant's Registration Statement on Form N-1A
            (File No. 33-50718) filed with the Securities and Exchange
            Commission on March 29, 1996.
EX-99.D9    Investment Advisory Agreement between the Registrant and One Valley
            Bank, National Association with respect to the OVB Equity Income
            Portfolio, is incorporated herein by reference to Post-Effective
            Amendment No. 16 to the Registrant's Registration Statement on
            Form N-1A (File No. 33-50718) filed with the Securities and Exchange
            Commission on February 28, 1997.
EX-99.D10   Investment Sub-Advisory Agreement by and among the Registrant,
            Citizens Bank and Systematic Financial Management, L.P. with respect to the Golden Oak Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's
            Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.
EX-99.D11   Amendment to Investment Sub-Advisory Agreement between Citizens Bank and Nicholas-Applegate Capital Management is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's
            Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.
EX-99.D12   Schedule A to the Investment Advisory Agreement between Registrant and Citizens Bank is incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration
            Statement on Form N-1A (File No. 33-50718), filed with the
            Securities and Exchange Commission on April 1, 1999.

EX-99.D13   Amendment to the Investment Sub-Advisory Agreement by and between
            Citizens Bank and Systematic Financial Management, L.P. is
            incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (File
            No. 33-50718), filed with the Securities and Exchange Commission on
            April 1, 1999.
EX-99.D14   Amended Schedule A dated February 22, 1999 to the Investment
            Advisory Agreement between Registrant and Citizens Bank is incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (File
            No. 33-50718), filed with the Securities and Exchange Commission on
            April 1, 1999.
EX-99.D15   Amendment No. 2 dated February 22, 1999 to the Investment
            Sub-Advisory Agreement between Citizens Bank and Nicholas-Applegate
            Capital Management is incorporated herein by reference as Exhibit d(15) to Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on May 28, 1999.

EX-99.D16   Form of Investment Advisory Agreement between the Registrant and
            Hancock Bank and Trust with respect to the Hancock Bank Treasury
            Securities Money Market Fund, Hancock Bank Tax Exempt Money Market
            Fund, Hancock Bank Growth and Income Fund and Hancock Bank Strategic
            Income Fund, is filed herewith.


EX-99.D17   Form of Investment Sub-Advisory Agreement between and among
            Registrant, Hancock Bank and Trust and Weiss, Peck & Greer L.L.C.
            with respect to the Hancock Bank Tax Exempt Money Market Fund is filed herewith.



EX-99.E1 Distribution Agreement between Registrant and SEI Financial Services Company, originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on October 14, 1992, is incorporated herein by reference as exhibit 6(a) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
EX-99.E2 Transfer Agent Agreement between Registrant and SEI Financial Management Corporation is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on January 13, 1993.
EX-99.E3 Transfer Agent Agreement between Registrant and Crestar Bank is incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on May 31, 1995.
EX-99.E4 Transfer Agent Agreement between Registrant and Supervised Service Company is incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on May 31, 1995.

EX-99.E5 Amendment to Transfer Agreement between Registrant and Crestar Bank dated August 1, 1994 is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.
EX-99.E6 Amended and Restated Schedule A, relating to The Golden Oak Family of Funds, to the Distribution Plan is incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 1, 1999.
EX-99.E7 Form of Transfer Agency and Service Agreement between Registrant and Hancock Bank and Trust is filed herewith.


EX-99.F     Not Applicable.
EX-99.G1    Custodian Agreement between Registrant and CoreStates Bank N.A., originally filed with Pre-Effective Amendment No. 1 to Registrant's
            Registration Statement on Form N-1A (File No. 33-50718) with the
            Securities and Exchange Commission on October 14, 1992, is incorporated herein by reference as exhibit 8(a) to Post-Effective
            Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
EX-99.G2    Custodian Agreement between Registrant and Crestar Bank, originally filed with Post-Effective Amendment No. 9 to Registrant's
            Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on June 2, 1994, is incorporated herein by reference as exhibit 8(b) to Post-Effective
            Amendment No. 18 filed with the Securities and Exchange Commission on May 30, 1997.
EX-99.G3    Amendment to Custodian Agreement between Registrant and Crestar Bank dated August 1, 1994 is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration
            Statement on Form N-1A (File No. 33-50718), filed with the
            Securities and Exchange Commission on March 30, 1998.
EX-99.G4    Form of Custody Agreement between Registrant and Hancock Bank and
            Trust is filed herewith.

EX-99.H1 Administration Agreement between Registrant and SEI Financial Management Corporation with Schedule dated January 28, 1993 for the Golden Oak Portfolios and forms of Schedule for the California Tax Exempt Portfolio and Institutional Tax Free Portfolio, originally filed as exhibit 5(a), is incorporated herein by reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on July 29, 1993.
EX-99.H2 Schedule, relating to the OVB Prime Obligations, OVB Capital Appreciation, OVB Emerging Growth, OVB Government Securities and OVB West Virginia Tax-Exempt Income Portfolios (the OVB Portfolios), to Administration Agreement by and between the Registrant and SEI Financial Management Corporation dated as of January 28, 1993 is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File
            No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.
EX-99.H3 Schedule relating to U.S. Government Securities Money Fund,to Administration Agreement by and between Registrant and SEI Financial Management Corporation is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.
EX-99.H4 Schedule dated May 19, 1997, relating to The Golden Oak Portfolios, to Administration Agreement by and between Registrant and SEI Fund Resources is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.
EX-99.H5 Administration Agreement between Registrant and SEI Financial Corporation with Schedule dated January 28, 1993 as amended and restated on May 17, 1994 for Golden Oak Portfolios, the Prudential Portfolios and the OVB Portfolios originally filed as exhibit 5(o) with Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on May 31, 1995 is incorporated herein by reference as exhibit 9(e) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
EX-99.H6 Administration Agreement between Registrant and SEI Financial Management Corporation with Schedule dated August 1, 1994 originally filed as exhibit 5(p) with Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on May 31, 1995 is incorporated herein by reference as exhibit 9(f) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
EX-99.H7 Schedule relating to the Prime Obligations Fund, to Administration Agreement by and between Registrant and SEI Financial Management Corporation originally filed as exhibit 5(p) with Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and

            Exchange Commission on August 11, 1995 is incorporated herein by reference as exhibit 9(g) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
EX-99.H8    Consent to Assignment and Assumption of Administration Agreement
            between the Registrant and SEI Financial Management Corporation,
            dated January 28, 1993, to SEI Fund Resources is incorporated herein by reference as exhibit 9(h) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
EX-99.H9    Consent to Assignment and Assumption of Administration Agreement
            between the Registrant and SEI Financial Management Corporation,
            dated June 1, 1996, to SEI Fund Resources is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's
            Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.
EX-99.H10   Schedule dated November 23, 1998 to the Administration Agreement, relating to the OVB Family of Funds, between the Registrant and SEI
            Financial Management Corporation is incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration
            Statement on Form N-1A (File No. 33-50718), filed with the
            Securities and Exchange Commission on April 1, 1999.
EX-99.H11   Schedule dated February 22, 1999 to the Administration Agreement, relating to The Golden Oak Family of Funds, between the Registrant and SEI Fund Resources is incorporated herein by reference to
            Post-Effective Amendment No. 23 to Registrant's Registration
            Statement on Form N-1A (File No. 33-50718), filed with the
            Securities and Exchange Commission on April 1, 1999.
EX-99.H12   Schedule relating to the Hancock Bank Treasury Securities Money
            Market Fund, Hancock Bank Tax Exempt Money Market Fund, Hancock Bank
            Strategic Income Fund and Hancock Bank Growth and Income Fund, to the Administration Agreement by and between Registrant and SEI Fund
            Resources is filed herewith.


EX-99.I     Not Applicable
EX-99.J     Not Applicable.
EX-99.K     Not Applicable.
EX-99.L     Not Applicable.
EX-99.M1    Registrant's Distribution Plan with respect to the Class B shares of the Golden Oak Portfolios (except Golden Oak Growth and Income
            Portfolio) originally filed with Pre-Effective Amendment No. 1 to
            Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on October 14, 1992 is incorporated herein by reference as exhibit 15(a) to Post-Effective
            Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
EX-99.M2    Registrant's Distribution Plan with respect to the Class B shares of the OVB Portfolios originally filed with Post-Effective Amendment
            No. 6 to Registrant's Registration Statement on Form N-1A (File
            No. 33-50718) with the Securities and Exchange Commission on
            September 23, 1993 incorporated herein by reference as exhibit 15(b) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
EX-99.M3    Registrant's Distribution Plan with respect to the Class B Shares of the Golden Oak Growth and Income Portfolio is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's
            Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.
EX-99.M4    Rule 18f-3 Multi-Class Plan originally filed with Post-Effective
            Amendment No. 12 to Registrant's Registration Statement on Form N-1A
            (File No. 33-50718) with the Securities and Exchange Commission on
            May 31, 1995 is incorporated herein by reference as exhibit 15(d) to Post-Effective Amendment No. 17 filed with the Securities and
            Exchange Commission on April 2, 1997.

EX-99.N Amended and restated Rule 18f-3 Multi-Class Plan and Certificates of Class Designation filed herewith.



EX-99.O     Not Applicable.
EX-99.P1    SEI Investments Company Code of Ethics and Insider Trading Policy
            dated January 2000 is filed herewith.
EX-99.P2    Systematic Financial Management, L.P., Code of Ethics dated January
            1999 is filed herewith. EX-99.P3 Citizens Bank Code of Ethics is filed herewith.
EX-99.P4    Wellington Management Company, LLP, Code of Ethics is filed herewith.
EX-99.P5    Weiss, Peck & Greer, L.L.C., Code of Ethics is filed herewith.
EX-99.P6    One Valley Bank, N.A., Code of Ethics is filed herewith. EX-99.P7
            Hancock Bank and Trust Code of Ethics is filed herewith.
EX-99.P8    Nicholas-Applegate Capital Management, LP, Code of Ethics will be filed by later amendment.



EX-99.Q1 Powers of Attorney for John T. Cooney, William M. Doran, Frank E. Morris, Mark E. Nagle, Robert A. Nesher, Robert A. Patterson, Eugene
            B. Peters, and James M. Storey are incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A (File No. 33-050718), filed with the Securities and Exchange Commission on December 30, 1998.


EX-99.Q2 Power of Attorney for George J. Sullivan, Jr. is incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 28, 1999.